Strategic Advisers® Small-Mid Cap Multi-Manager Fund (FNAPX)

A Class of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

As Revised September 27, 2013

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 29, 2013, As Revised September 27, 2013, or an annual report, please call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) or visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts).

AMM-PTB-0413-03
1.933017.107

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contract	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Strategic Advisers, Inc. (Strategic Advisers) looks through to the U.S. Government securities.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The acquisitions of loans and loan participations excluded from the fund's lending limitation discussed above are only those loans and loan participations considered securities within the meaning of the 1940 Act.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Securities of Other Investment Companies" on page (Click Here).)

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page (Click Here).

For purposes of the fund's 80% investment policy that defines a particular market capitalization by reference to the capitalization range of one or more indexes (as described in the prospectus), the capitalization range of the index(es) generally will be measured no less frequently than once per month.

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Small-Mid Cap Multi-Manager Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers Small-Mid Cap Multi-Manager Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers Small-Mid Cap Multi-Manager Fund, or an adviser of an underlying fund.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither the fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specified index or may be actively managed.

Typically, ETF shares are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Fund's Rights as an Investor. Fidelity funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Strategic Advisers Small-Mid Cap Multi-Manager Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds.

A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact a fund the same way as the transactions of a single shareholder with substantial investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales. Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Strategic Advisers Small-Mid Cap Multi-Manager Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds, but it may incur such costs when it invests in non-affiliated funds and when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process. In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts. Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided Strategic Advisers or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Advisory Research, Inc. (ARI).

Pursuant to the Sub-Advisory Agreement, ARI determines which securities are to be purchased and sold for a portion of the fund's assets and which broker-dealers are eligible to execute the fund's portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction. Purchases of portfolio securities for the fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the fund will be holding unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, ARI will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to ARI that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. ARI considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Sub-Advisory Agreement with the fund, to be useful in varying degrees, but of indeterminable value.

While it is ARI's general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the fund or to ARI, even if the specific services are not directly useful to the fund and may be useful to ARI in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by ARI to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of ARI's overall responsibilities to the fund.

Investment decisions for the fund are made independently from those of other client accounts that may be managed or advised by ARI. Nevertheless, it is possible that at times, identical securities will be acceptable for both the fund and one or more of such client accounts. In such event, the position of the fund and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the fund at the same time, the fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as ARI's other client accounts.

The fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the fund. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the fund for their customers.

Invesco Advisers, Inc. (Invesco).

The Selection of Brokers

Invesco's primary consideration in selecting brokers or dealers to execute portfolio transactions for the fund is to obtain best execution. Invesco considers the full range and quality of a broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. The determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the fund. Invesco will not select brokers based upon their promotion or sale of fund shares.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Invesco) that execute transactions for the fund may receive higher compensation than other brokers might have charged the fund, in recognition of the value of brokerage or other research products and services (Soft Dollar Products) they provide to Invesco or its affiliates.

Research Products and Services supplement Invesco's own research (and the research of certain of its affiliates), and may include the following types of products and services: database, analyses related to the investment process (such as forecasts and models used in the portfolio management process), quotation/trading/news systems, economic data/forecasting tools, quantitative/technical analysis, fundamental/industry analysis, and other specialized tools.

Execution Services. Invesco also uses soft dollars to acquire products from third parties that are supplied to Invesco through brokers executing the trades or other brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. Invesco may from time to time instruct the executing broker to allocate or "step out" a portion of a transaction to another broker. The broker to which Invesco has "stepped out" would then settle and complete the designated portion of the transaction, and the executing broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Mixed-Use Products and Services. If Invesco determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco will allocate brokerage commissions to brokers only for the portion of the service or product that Invesco determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Benefit to Invesco. Outside research assistance is useful to Invesco because the brokers used by Invesco tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco's staff follows. In addition, such services provide Invesco with a diverse perspective on financial markets. Some brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco's clients. In some cases, Soft Dollar Products are available only from the broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco believes that because broker research supplements rather than replaces Invesco's research, the receipt of such research tends to improve the quality of Invesco's investment advice.

Potential Conflicts. Invesco faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because Invesco is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco's expenses to the extent that Invesco would have purchased such products had they not been provided by brokers. Section 28(e) of the Securities and Exchange Act of 1934, as amended permits Invesco to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco-managed accounts, effectively cross subsidizing the other Invesco-managed accounts that benefit directly from the product. Invesco may not use all of the Soft Dollar Products provided by brokers through which a fund effects securities transactions in connection with managing the fund whose trades generated the soft dollars used to purchase such products.

Invesco attempts to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco concludes that the broker supplying the product is capable of providing best execution.

Invesco's Decision-Making Process. In choosing brokers to execute portfolio transactions for the fund, Invesco may select brokers that provide Soft Dollar Products to the funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) provides that Invesco, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Invesco must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or Invesco's overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist Invesco in the performance of its investment decision-making responsibilities. Accordingly, the fund may pay a broker commissions higher than those available from another broker in recognition of the broker's provision of Soft Dollar Products to Invesco.

Allocation of Portfolio Transactions

Invesco manages numerous funds and other accounts. Some of these accounts may have investment objectives similar to the fund. Occasionally, identical securities will be appropriate for investment by one of the funds and by another fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the fund(s) and one or more other accounts, and is considered at or about the same time, Invesco will allocate transactions in such securities among the fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Kennedy Capital Management, Inc. (Kennedy Capital).

The Selection of Securities Brokers and Dealers

In determining which broker-dealers to execute trades Kennedy Capital considers various factors which it believes are important, such as the quality of trade executions, costs of transactions, quality of client services, execution capability, commission rates and volume discounts, financial responsibility, reputation, ability to integrate with existing systems, effectiveness of systems for monitoring client investments and regulatory compliance, and responsiveness. While Kennedy Capital seeks competitive commission rates, it may not necessarily obtain the lowest possible commission rates for client transactions. Broker-dealers may offer investment research, which may be used to service other accounts managed by Kennedy Capital.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Kennedy Capital) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Kennedy Capital.

Research Products and Services. Certain broker-dealers through whom Kennedy Capital executes trades may provide research, brokerage products or other services (collectively "Products and Services"). The Products and Services may be useful for all client accounts, and not all research may be useful for the account for which the particular transaction was effected. Kennedy Capital may select broker-dealers that may be paid commissions for effecting transactions for clients that exceed the amounts other broker-dealers would have charged for effecting these transactions if it determines in good faith that such amounts are reasonable in relation to the value of the Products and Services provided by those broker-dealers, viewed either in terms of a particular transaction or in the overall duty to clients.

Products and Services may be used by Kennedy Capital for itself and/or in servicing some or all of its clients. In addition, some Products and Services may not necessarily be used for an account even though the account's commission dollars (or other transaction charges) helped to provide for the Products and Services. A client, therefore, may not, in any particular instance, be the direct or indirect beneficiary of the Products and Services provided.

Products and Services may either be provided by a broker-dealer, or paid for by a broker-dealer (either by direct or reimbursement payments - in whatever form - or by commissions, mark-ups, mark-downs or credits or by any other means) to be provided by others. The availability of such Products and Services may create a conflict between the interests of the client in obtaining the lowest cost execution and the interest in obtaining such services. Products and Services may be in any form (e.g., written, oral or online) and may include (but are not limited to): research products or services; clearance; settlement; on-line pricing and financial information; access to computerized data regarding clients' accounts; performance measurement data and services; portfolio strategy advice; market, economic and financial information; statistical information; data on the pricing and availability of securities; publications; electronic market quotations; document retrieval services; analyses concerning specific securities, companies, governments or sectors; market, economic, political and financial studies and forecasts; industry and company comments; technical data, recommendations and general reports; quotation services; custody; brokerage; and computer databases.

In addition, several brokers through whom Kennedy Capital executes orders provide proprietary research on general economic trends or particular companies. Kennedy Capital also periodically obtains opinions from health care providers or other industry experts on industries in general as well as on specific companies or technologies, and these providers may be compensated by a broker-dealer on Kennedy Capital's behalf. In many cases, third-party research and other services are provided by means of orders executed through brokers unrelated to the provider of research or other services.

Execution Services. Kennedy Capital, in recommending broker-dealers to clients, need not solicit competitive bids and does not have an obligation to seek the lowest available transaction cost (e.g., commission cost). It is generally not Kennedy Capital's practice to negotiate "execution only" transaction costs (e.g., commission rates); thus, clients may be deemed to be paying for Products and Services provided by the broker-dealer which are included in the transaction charges. When Kennedy Capital determines that more than one broker-dealer can offer the brokerage and execution services needed to obtain the best available price and most favorable execution, consideration may be given to recommending those broker-dealers which also supply Products and Services that assist in fulfilling investment advisory responsibilities. Products and Services may be used by Kennedy Capital or affiliates and/or in servicing some or all of Kennedy Capital's clients.

Mixed-Use Products and Services. In some instances, Kennedy Capital may receive Products and Services that may be used for both research/brokerage and non-research/brokerage purposes. In such instances, Kennedy Capital will make a good faith effort to determine the relative proportion of the Products and Services used for research/brokerage purposes and the relative proportion used for non-research/brokerage purposes. The proportion of the Products and Services attributable to research/brokerage purposes will be paid through brokerage commissions generated by client transactions; the proportion attributable to non-research/brokerage purposes will be paid for or reimbursed from Kennedy Capital's own resources. The receipt of "mixed-use" Products and Services and the determination of an appropriate allocation between research/brokerage and non-research/brokerage purposes create a potential conflict of interest between Kennedy Capital and its clients.

Benefits to Kennedy Capital. An adviser that uses client brokerage commissions to obtain research (whether proprietary or third-party), products, or services receives a benefit because it does not have to produce or pay for the research, products, or services itself. Consequently, the adviser may have an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a desire to obtain the most favorable execution, which is in the clients' best interest. Kennedy Capital seeks to obtain overall best execution for client transactions and in the selection of broker-dealers taking into account the value of the Products and Services of the type contemplated under Section 28(e) of the Securities Exchange Act of 1934, as amended, that are provided by broker-dealers.

Kennedy Capital's expenses likely would be increased if it attempted to generate these additional brokerage and research products and services through its own efforts, or if it paid for these brokerage and research products or services with its own resources. Some of these brokerage and research products or services may be provided at no additional cost to Kennedy Capital or have no explicit cost associated with them. In addition, Kennedy Capital may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Kennedy Capital Decision-Making Process. In choosing brokers to execute portfolio transactions for the fund, Kennedy Capital may select brokers that provide soft dollar Products and Services to the funds and/or the other accounts over which Kennedy Capital has investment discretion. Section 28(e) provides that Kennedy Capital, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Kennedy Capital must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or Kennedy Capital's overall responsibilities with respect to the accounts as to which it exercises investment discretion. The services provided by the broker also must lawfully and appropriately assist Kennedy Capital in the performance of its investment decision-making responsibilities. Accordingly, the fund may pay broker commissions higher than those available from another broker in recognition of the broker's provision of Soft Dollar Products to Kennedy Capital.

Research Contracts. Kennedy Capital has entered into an agreement for certain business consulting services with an independent contractor who is also a consultant for one of the broker-dealers Kennedy Capital uses for trade execution services. In addition, the same broker-dealer provides proprietary research services to Kennedy Capital and pays for the consulting fees charged by the consultant which are paid for by means of client commissions. This contractual arrangement has been made by and between the business consultant and Kennedy Capital Management, Inc., and the broker-dealer is not a party to it. This arrangement has not caused Kennedy Capital to alter its use of this broker-dealer nor has it caused Kennedy Capital to commit to or pay additional commissions for client transactions.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Kennedy Capital may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Kennedy Capital may be able to obtain better execution and negotiate more favorable brokerage commissions for its clients by "bunching" orders in the same security with the objective of purchasing a block of stock for various clients. Whenever Kennedy Capital determines that it is in the client's best interest to bunch client orders, it will attempt to execute the transactions in this manner.

Shares purchased in bunched transactions are generally allocated pro-rata relative to account assets among the clients for whom the stock is being purchased subject to adjustment for additional factors, including: 1) cash availability within specific accounts, 2) consideration of minimum distribution of shares bought for an account, 3) portfolio sector balancing, and 4) building the percentage of assets invested in the stock in selected accounts. Allocations may also reflect the judgment of the portfolio manager as to the specific needs of an account, such as the need for cash. Shares allocated in accordance with these procedures are priced based on the average price of the executions.

A portfolio manager may work a particular stock without competition from other internal orders until the stock reaches a full position for the accounts in the composite/group. If the stock is being purchased by more than one composite/group, the shares are allocated in accordance with procedures that Kennedy Capital believes to be appropriate and equitable to each account.

Massachusetts Financial Services Company (MFS).

Specific decisions to purchase or sell securities for the fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all Fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best price and execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can meet a high standard of quality regarding execution services. MFS may also place value on a broker/dealer's ability to provide useful research assistance. MFS takes into account all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, including the quality of the broker/dealer's research.

In certain circumstances, such as a buy in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if the Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense. Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.

Commission rates vary depending upon trading techniques, methods, venues and broker/dealers selected as well as the market(s) in which the security is traded and its relative liquidity. As noted above, MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions. MFS periodically and systematically reviews the performance of the broker/dealers that execute Fund transactions, including the commission rates paid to broker/dealers by considering the value and quality of brokerage and research services provided. The quality of a broker/dealer's services is measured by analyzing various factors that could affect the execution of trades. These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, research provided to MFS, and accommodation of the MFS's special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer, including electronic communication networks, or on a principal basis at net prices without commissions, but which include compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the Funds.

In allocating brokerage, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best price and execution for Fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)"), MFS may cause the Funds to pay a broker/dealer which provides "brokerage and research services" (as defined by the Securities Exchange Act of 1934, as amended) to MFS an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the effecting broker/dealer viewed in terms of either a particular transaction or MFS's overall responsibilities to the Funds and its other clients. "Commissions," as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions placed in the NASDAQ market.

The term "brokerage and research services'' includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services ("Research'') includes statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations. Such brokerage and research services are provided to MFS for no consideration other than brokerage or underwriting commissions. In determining whether a service or product qualifies as "brokerage and research services," MFS evaluates whether the service or product provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the brokerage and research services MFS receives from brokers. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions is based primarily on the professional opinions of the persons responsible for the placement and review of such transactions.

MFS has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing or settling securities transactions on behalf of Funds ("Executing Brokers") which provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions ("Pooled Commissions") to providers of Research ("Research Providers"). Such Research Providers produce Research for the benefit of MFS.

Because a Research Provider may play no role in executing client securities transactions, any Research prepared by that Research Provider may constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the Funds' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

From time to time, MFS prepares a list of Research Providers that have been deemed by MFS to provide valuable Research ("Research Firms'') as determined periodically by MFS' investment staff ("Research Votes"). Executing Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with MFS' obligation to seek best execution for its client accounts. MFS uses a Research Vote as a guide for allocating Pooled Commissions. Compensation for Research may also be made pursuant to commissions paid on trades ("Trade Commissions") executed by a Research Provider who is registered as a broker/dealer ("Broker Provider"). Under normal circumstances, Executing Brokers are compensated for Research solely through Trade Commissions. To the extent that payments for Research to a Broker Provider other than an Executing Broker are made pursuant to Trade Commissions, MFS will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research. However, MFS will reduce the amount of Pooled Commissions to be paid to that Broker Provider by less than the full amount of Trade Commissions paid to that Broker Provider. Research Votes are also used as a guide for allocating cash payments, if any, made by MFS from its own resources and Pooled Commissions to Research Firms that are not Broker Providers. Neither MFS nor the Funds have an obligation to any Research Firm if the amount of Trade Commissions and Pooled Commissions paid to the Research Firm is less than the applicable non-binding target. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Trade Commissions and Pooled Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

In effecting portfolio transactions on behalf of the Funds and MFS's other clients, MFS from time to time may instruct the broker/dealer that executes a transaction to allocate, or "step out,'' a portion of such transaction to another broker/dealer. The broker/dealer to which MFS has "stepped out'' would then settle and complete the designated portion of the transaction, and the executing broker/dealer would settle and complete the remaining portion of the transaction that has not been "stepped out.'' Each broker/dealer may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

The advisory fee paid by each of the Funds to MFS is not reduced as a consequence of MFS's receipt of Research. To the extent the Funds' portfolio transactions are used to obtain Research, the brokerage commissions paid by the Funds might exceed those that might otherwise be paid for execution only. The Research received may be useful and of value to MFS or its affiliates in serving both the Funds and other clients of MFS or its affiliates; accordingly, not all of the Research provided by broker/dealers through which the Funds effect securities transactions may be used by MFS in connection with the Funds. MFS, through the use of the Research, avoids the additional expenses that it would incur if it attempted to develop comparable information through its own staff or if it purchased such Research with its own resources.

In certain instances there are securities that are suitable for the Funds' portfolios as well as for one or more of the other clients of MFS or of any subsidiary of MFS (or that MFS believes should no longer be held by the Funds' portfolios or by other clients of MFS or any subsidiary of MFS). It is possible that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment MFS, particularly when the same security is suitable for the investment objectives of more than one client. Transactions for each client are generally effected independently unless MFS determines to purchase or sell the same securities for several clients at approximately the same time. MFS may, but is not required to, aggregate purchases and sales for several clients and will allocate the trades in a fair and equitable manner, across participating clients. MFS has adopted policies that are reasonably designed to ensure that when two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. With respect to proprietary accounts of MFS or its subsidiaries, allocations of investment opportunities otherwise than in the context of equity initial public offerings, equity limited offerings or fixed income will be made on a pari passu basis as client accounts to accounts that have been established and seeded with: (1) not more than: (a) $25 million in a commingled vehicle advised by MFS or an affiliate that is available for purchase by unaffiliated third parties; or (b) $50 million, that is available for purchase by unaffiliated third parties and includes investments from unaffiliated third parties (collectively, "New MFS Funds"); or (2) not more than $25 million for the purpose of establishing a performance record to enable MFS or the subsidiary to offer the account's investment style to unaffiliated third parties or if the account is being offered to the general public. Other proprietary accounts will not participate in the investment opportunity until after it has been allocated to other accounts. Proprietary accounts include other accounts (1) owned beneficially solely by MFS or its subsidiaries; (2) in which the officers and employees of MFS or trustees/managers of any registered investment companies for which MFS serves as the primary investment advisor are the principal owners; or (3) invested in an investment strategy that is 25% or more owned by MFS or any of its direct or indirect subsidiaries, its officers and employees and that MFS has determined in its discretion to be an alternative account. With respect to allocations of equity initial public offerings, equity limited offerings or fixed income limited offerings, these policies prohibit allocations to: (1) Private Portfolio Management accounts; (2) accounts principally owned by officers or employees of MFS or its subsidiaries or trustees/managers of any registered investment companies for which MFS serves as the primary investment advisor and which are not being offered to unaffiliated third parties; or (3) a proprietary account (other than a New MFS Fund). However, these policies do not prohibit allocations to funds or other accounts owned beneficially by Sun Life of Canada (U.S.) Financial Services Holdings, Inc., or Sun Life Financial Inc., or their affiliates other than MFS and its direct and indirect subsidiaries.

It is recognized that in some cases this system could have a detrimental effect on the price or availability of a security as far as the Funds are concerned.

Neuberger Berman Management LLC (Neuberger Berman).

In determining the broker through which, and the transaction cost at which securities transactions for clients are to be effected, Neuberger Berman seeks to obtain the best results for the client. Neuberger Berman takes into consideration such relevant factors as price, the broker's execution ability, reliability and financial responsibility and the ability to help effect the transaction by contributing to critical elements as timing and order size. Commission rates, being a component of purchase/sale price are also considered as a factor. Neuberger Berman does not obligate itself to seek the lowest commission cost except to the extent that it contributes to the overall goal of obtaining the best results for clients.

Transactions are reviewed on a daily basis at the trading and portfolio management level, and periodically by senior trading management. On a quarterly basis, the firm's transaction committee meets and reviews all of the firm's equity transaction using ITG's Transaction Cost Analysis (TCA) product. ITG is an independent firm whose TCA benchmarking product analyzes Neuberger's equity execution quality. The Portfolio Transactions Committee of the Neuberger Berman Mutual Funds also reviews the ITG analysis.

On an annual basis the Head Trader of Neuberger Berman's Equity Trading Desk and the CIO, Equities perform a comparative review of Neuberger Berman's commission rates against the Greenwich Associates peer review survey. Neuberger Berman utilizes this survey as a means to assess its average blended commission rate. Neuberger Berman's trading desk monitors its targeted blended rate through various internal commission reports.

Pyramis Global Advisors, LLC (Pyramis).

The Selection of Securities Brokers and Dealers

Pyramis or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Pyramis, to execute the fund's portfolio securities transactions, Pyramis or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Pyramis' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Pyramis or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and character of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Pyramis and/or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for lessening or avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

In seeking best qualitative execution for portfolio securities transactions, Pyramis and/or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Pyramis and/or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Pyramis and/or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Pyramis or in other limited situations. In those situations, the commission rate paid to the second broker is generally the same as the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Pyramis and/or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Pyramis) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Pyramis or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Pyramis' or its affiliates' own research activities in providing investment advice to the fund. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Pyramis or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in their investment decision-making process (mixed-use products or services). In those circumstances, Pyramis or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefits to Pyramis. Pyramis' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these products or services with their own resources. However, the trading desks of Pyramis and its affiliates are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that Pyramis or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Pyramis or its affiliates or might not have an explicit cost associated with them. In addition, Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Pyramis' Decision-Making Process. In connection with the allocation of fund brokerage, Pyramis or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Pyramis or its affiliates, viewed in terms of the particular transaction for the fund or Pyramis' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Pyramis or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Pyramis, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Pyramis or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Pyramis or its affiliates.

Research Contracts. Pyramis or its affiliates have arrangements with certain third-party research providers and brokers through whom Pyramis or its affiliates effect fund trades, whereby Pyramis or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Pyramis or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Pyramis or its affiliates, or that may be available from another broker. Pyramis' or its affiliates' determination to pay for research products and services separately (e.g., with hard dollars), rather than bundled with fund commissions, is wholly voluntary on Pyramis' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Pyramis or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Pyramis) who have entered into arrangements with Pyramis or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Pyramis or its affiliates may be authorized to place portfolio transactions with Fidelity Capital Markets (FCM), a division of NFS, an affiliated broker-dealer of Pyramis and its affiliates, or other broker-dealers with whom they are under common control, and use CrossStream, an alternative trading system operated by NFS, if they reasonably believe the quality of the transaction is comparable to what it would be with other qualified broker-dealers. With respect to trades that are executed by Pyramis' affiliates, Pyramis and such affiliate seek to ensure that the trade execution obtained is comparable to that of unaffiliated brokers and that the continued use of such affiliate is appropriate. In addition, Pyramis or its affiliates may place trades with broker-dealers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Pyramis or its affiliates may effect spot foreign currency transactions with foreign currency dealers or may engage a third party to do so.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Pyramis or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Pyramis or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Pyramis to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

RS Investment Management Co. LLC (RS Investments).

Investment decisions are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. RS Investments may aggregate client sale and purchase orders for securities with similar orders being made simultaneously for other clients, if, in RS Investments' reasonable judgment, such aggregation is reasonably likely to result generally in reduced market impact and/or lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for some of RS Investments' clients will be affected simultaneously with the purchase or sale of like securities for other of the RS Investments' clients. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. Pursuant to RS Investments' policies regarding the aggregation of transactions for clients' accounts, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transactions. As a result, the transaction price may be more or less favorable to a client than it would have been if similar transactions were not being executed concurrently for other accounts or if the client paid the actual (as opposed to average) transaction price for its purchase/sale. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investments employs a professional staff of portfolio managers who draw upon a variety of resources for research information for its advisory clients.

Transactions on U.S. stock exchanges and the NASDAQ Stock Market ("NASDAQ"), commodities markets, and futures markets and other agency transactions involve the payment by the advisory client of negotiated brokerage commissions. Transactions on exchanges may be executed with a broker-dealer on an agency or principal basis. Broker-dealers serving as primary market makers may be compensated by commission or from the purchase price proceeds. Purchases of underwritten public offerings or private placements include a commission or a concession paid by the issuer to a member of the underwriting syndicate or selling group. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.

RS Investments places all orders for the purchase and sale of portfolio investments for its advisory clients and buys and sells investments through a substantial number of brokers and dealers. RS Investments' agreements with its clients generally allow RS Investments to determine the brokers or dealers that it uses to effect securities transactions for a client's account and to determine the commission rate or compensation paid to the broker or dealer effecting each transaction. RS Investments seeks best execution on its clients' portfolio transactions except to the extent RS Investments may be permitted to pay higher brokerage commissions as described below. In selecting broker-dealers and evaluating the overall reasonableness of brokerage commissions, RS Investments, having in mind a client's best interests, considers all factors it deems relevant, including, by way of illustration, competitiveness of commission rates and spreads, size of the order, nature of the market for the security, experience of the broker-dealer, research capabilities of the broker-dealer, clearance and settlement capabilities, evaluations of execution quality by consultant, and broker credit worthiness, reputation, and integrity.

RS Investments may sometimes instruct a broker through whom it executes a securities transaction to allocate all or a certain number of shares on an executed transaction to another broker-dealer for settlement ("step-out") and each broker may receive a portion of the commission. RS Investments may also instruct a broker to pay a portion of a commission to another broker that performs services in respect of the transaction in question but does not execute the transaction.

As permitted by Section 28(e) of the Exchange Act, RS Investments may, on behalf of a client, pay a broker or dealer that provides "brokerage and research services" (as defined in the Exchange Act) to RS Investments an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission that another broker or dealer would have charged for effecting that transaction, if RS Investments determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or RS Investments' overall responsibilities to the client and to other client accounts over which RS Investments exercises investment discretion. Such research services include proprietary research created internally by a broker or by a third-party provider (and made available to RS Investments by a broker) such as, for example, individual stock information and research, industry and sector analysis, trend analysis and forecasting, and discussions with individual stock analysts. In addition, a broker may accumulate credits for RS Investments' account and use them to purchase brokerage and research services at RS Investments' discretion and based on RS Investments' determination of the relative benefits of the various services available for purchase. These arrangements are commonly known as "commission sharing arrangements." Accordingly, RS Investments' clients may be deemed to be paying for research and these other services with "soft" or commission dollars. Research furnished by brokers or dealers or pursuant to credits accumulated at brokers or dealers through commission sharing arrangements may be used in servicing any or all of RS Investments' clients and may be used for client accounts other than those that pay commissions to the broker or dealer providing the research. RS Investments also may receive soft dollar credits based on certain "riskless" principal securities transactions with brokerage firms. With respect to certain products and services used for both research/brokerage and non-research/brokerage purposes, RS Investments generally allocates the costs of such products and services between their research/brokerage and non-research/brokerage uses, and generally uses soft dollars to pay only for the portion allocated to research/brokerage uses. Examples of products and services used for non-research/brokerage purposes (and not paid for with soft dollars) include equipment, exchange data (e.g., quotes, volume), and access to research by RS Investments' traders and performance analysts. Some of these services may be of value to RS Investments and their affiliates in advising various of their clients, although not all of these services are necessarily useful and of value in managing the clients' accounts. The management fee paid by advisory clients is not reduced because RS Investments or its affiliates receive these services even though RS Investments might otherwise be required to purchase some of these services for cash. RS Investments' authority to cause an advisory client to pay any such greater commissions is also subject to such policies as RS Investments may adopt from time to time.

RS Investments' relationships with brokerage firms that provide soft dollar services to RS Investments (including brokerage firms that participate in commission sharing arrangements) may influence RS Investments judgment and create conflicts of interest, both in allocating brokerage business between firms that provide soft dollar services and firms that do not, and in allocating the costs of mixed-use products between their research and non-research uses. When RS Investments uses client brokerage commissions to obtain research or other products or services, RS Investments receives a benefit because it does not have to produce or pay for such research, products, or services. As such, RS Investments has an incentive to select or recommend a broker-dealer based on RS Investments interest in receiving the research or other products or services, rather than on RS Investments clients' interest in receiving most favorable execution. Client trades executed through these brokers or any other brokerage firm may not be at the lowest price otherwise available. RS Investments maintains policies and procedures designed to address such conflicts.

RS Investments maintains detailed information regarding the services and products it receives from brokers (including services and products received through commission sharing arrangements) and periodically evaluates the nature and quality of these services and products by means of a quarterly internal voting process during which RS Investments' portfolio managers and research analysts rank brokers based on the nature and quality of the services and products they have provided. Taking into account RS Investments' obligation to seek best execution, traders typically allocate orders and divide commissions based on such evaluations, as well as on their own quarterly review of broker-dealer capabilities.

Systematic Financial Management, L.P. (Systematic).

Best Execution

It is Systematic's duty to seek the best overall execution of transactions for client accounts consistent with the Firm's judgment as to the business qualifications of the various broker-dealers with which Systematic may do business. In selecting broker-dealers to effect securities transactions for clients, Systematic will select broker-dealers based on its consideration of the broker's financial soundness, the broker's ability to effectively and efficiently execute, report, clear and settle the order, provide valuable research, commit capital, timely and accurately communicate with Systematic's trading desk and operations team and charge commission rates which, when combined with these services, will produce the most favorable total cost or proceeds for each transaction under the circumstances. "Best execution" is generally understood to mean the most favorable cost or net proceeds reasonably obtained under the circumstances.

Systematic's approach to seeking best execution focuses on consideration of explicit commission costs or spreads as well as on critically important factors such as minimizing market impact and price movements and achieving the Firm's overall investment goals. The Firm seeks to negotiate commission rates which, when combined with the factors used in the selection of brokers, will produce the most favorable total cost or proceeds for each transaction under the circumstances. Systematic is not obligated to choose the broker-dealer offering the lowest available commission rate if, in the Firm's reasonable judgment, there is a risk that the total cost or proceeds from the transaction may be less favorable than may be obtained elsewhere, or, if a higher commission is justified by trading provided by the broker-dealer, or if other considerations, such as those set forth above dictate utilizing a different broker-dealer. While Systematic's approach seeks to contain explicit trading costs, these considerations may not predominate in seeking to achieve the Firm's overall investment goals.

Selection Factors for Brokers

If the client engages Systematic on a fully discretionary basis, Systematic will select a broker based on a number of factors, which may include but are not limited to the following: the broker's financial soundness, the broker's ability to effectively and efficiently execute, report, clear and settle the order, provide valuable research, commit capital, timely and accurately communicate with Systematic's trading desk and operations team; research services provided in connection with soft dollar arrangements; and similar factors. Recognizing the value of these factors, Systematic may allow a brokerage commission in excess of that which another broker might have charged for effecting the same transaction.

When selecting trading venues on which to execute an order, Systematic generally considers whether it has viable options among trading venues such as different markets or trading systems. If options exist, Systematic may consider executing part or all of the trade order using an Alternative Trading System ("ATS"). These systems can, but not always, permit at least as favorable a quality of execution as may occur using conventional brokers on conventional exchanges. These systems may reduce the role of market makers and can assist buyers and sellers in dealing directly with each other, thereby increasing market anonymity. ATS's may also offer limited market impact, lower commissions, and protection of proprietary information with respect to relatively liquid securities. At times however, these systems may also present certain limitations. In certain trading circumstances, given time constraints, priority trading needs, lack of liquidity or other conditions use of such alternative trading systems may be impractical. Systematic is not required to use alternative trading systems in any particular circumstances.

Commission Rates

Systematic obtains information as to the general level of commission rates being charged by the brokerage community from time to time and periodically evaluates the overall reasonableness of brokerage commissions paid on client transactions by reference to such data.

Systematic periodically reviews the past performance of the exchange members, brokers, or dealers with whom it has been placing order to execute portfolio transactions in light of the factors discussed above. Systematic may cease to do business with certain exchange members, brokers or dealers whose performance may not have been competitive or may demand that such persons improve their performance before receiving any further orders.

Systematic monitors the commission rates paid by clients whose transactions are executed with or through brokers selected by the Firm. As appropriate and warranted, the Firm takes steps to renegotiate its commission rates where the Firm has discretion to choose the broker with which the transaction is to be executed. Systematic also uses soft dollars which may result in client's paying higher commission rates than what may be available for execution-only trades, as further described under the Soft Dollar disclosure below.

Systematic shall not be responsible for obtaining competitive bids on directed trades done on a net basis. Systematic may be unable to obtain a more favorable price based on transaction volume on transactions that cannot be aggregated with transactions of its other advisory clients. Systematic may enter certain orders after other clients' orders for the same security, with the result that market movements may work against the client.

Trade Allocation and Aggregation

Trade allocation decisions are made among client accounts to ensure fair and equitable treatment of client accounts over time. Investment decisions are generally applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. Systematic, when rebalancing individual accounts, may or may not have an opportunity to aggregate or "bunch" trades; thus there may be disparity in price or commissions among clients. When the brokerage firm has not been designated by the clients, Systematic may, but is not obligated to, aggregate or "bunch" trades of securities to be purchased or sold into block trades in order to seek the most favorable execution and lower brokerage commissions in such manner as Systematic deems equitable and fair to the clients. As a general rule, all accounts for which trades are aggregated will receive the same average execution price for that day. All allocations of block trades, including expenses incurred in the transaction, shall be made on a fair and equitable basis over time, to the extent practicable, without favoring any account or type of account or client over another over a period of time. In cases when a trade is not completed in a single "bunched" day, Systematic will allocate the traded shares on a pro-rata basis among all of the accounts in the trade block. Systematic is not obligated to aggregate trades in any circumstances.

The choice of the method of trade allocation will be based on various factors including how much of the total block was completed and the liquidity of the issue being traded.

Although Systematic generally seeks to allocate investment opportunities as fairly and equitably as possible over the long term, Systematic cannot assure the equal participation of every client in every investment opportunity or every transaction. Systematic may determine that a limited supply or demand for a particular opportunity or investment or other factors noted above may preclude the participation of some clients in a particular investment opportunity or trade.

Initial Public Offerings

Initial public offerings ("IPOs") and certain secondary offerings often present limited opportunities for client participation because not all clients are eligible to participate in every offering; the number of shares of each offering allotted to Systematic may be too small to permit meaningful participation by all clients that may be eligible to participate; and the number and nature of offerings generally may be dependent upon market or economic factors beyond the Firm's control.

IPOs typically do not qualify for the traditional value style portfolios managed by Systematic due to a lack of earnings and/or cash flows associated with a new issuance. In the event that Systematic participates in any initial public offerings and other securities with limited availability, Systematic allocates IPOs among client accounts in a fair and equitable manner over time, taking into consideration factors such as client account objectives and preference, investment restrictions, account sizes, cash availability, and current specific needs. Systematic generally seeks to ensure that over the long term, each eligible client with the same or similar investment objectives will receive an equitable opportunity to participate in such offerings, and that no eligible client will be unfairly disadvantaged, subject to limitations noted above. Secondary offerings are generally allocated to non-directed accounts based on product style and account size. Systematic's Wrap accounts and non-discretionary program (or directed accounts) are generally not eligible for IPOs.

Soft Dollars

Consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended Systematic may direct certain transactions for execution to certain broker/dealers in recognition of brokerage and research services provided by those broker/dealers and/or other third-party providers. The practice of obtaining research in this manner is referred to as using "soft dollars." Systematic may facilitate its use of soft dollars through traditional soft dollar arrangements, commission sharing arrangements ("CSAs") and/or "full service" broker/dealers offering "bundled" services. The products and services provided are either proprietary (created and provided by the broker/dealer, including tangible research products, as well as, for example, access to company management or broker/dealer generated research reports) or third-party (created by the third-party, but provided by the broker/dealers), and, may include, investment research (either directly or through publications or reports) as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities, presentation of special situations and trading opportunities, advice concerning trading strategy, and analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of specific strategies. This practice of generating and using soft dollars generally causes clients to pay a broker/dealer a commission rate higher than a broker/dealer would charge for execution only services.

In the allocation of brokerage, Systematic may give preference to those broker/dealers that provide research products and services, either directly or indirectly, so long as Systematic believes that the selection of a particular broker/dealer is consistent with Systematic's duty to seek best execution. To the extent that Systematic is able to obtain such products and services through the use of clients' commission dollars, it reduces the need to produce the same research internally or through outside providers for hard dollars and thus provides an economic benefit to Systematic and its clients. As an example, Systematic has received research services relating to data used by the investment team for attribution analysis and risk control purposes; software that has substantial data, alpha and risk models and the ability to track news events on portfolios, and industry-specific information, which Systematic has found useful in its research process. Systematic may have an incentive to select a broker/dealer in order to receive such products and services whether or not the client receives best execution. On an ongoing basis, Systematic monitors the research and brokerage services received to ensure that the services received are reasonable in relation to the brokerage allocated.

Products and services which provide lawful and appropriate assistance to Systematic's investment decision-making process may be paid for with commissions generated by client accounts to the extent such products and services were used in that process. Systematic allocates the cost of such products on a basis that it deems reasonable over time according to the various uses of the product, and maintains records to document this allocation process. Systematic does not, as a matter of practice, employ step-out transactions for the purpose of securing such products and services.

In traditional soft dollar arrangements, trades placed by Systematic with certain broker-dealers generate soft dollars based upon the amount of commissions associated with Systematic's trades. An agreement between Systematic and the broker-dealer then obligates the broker-dealer to pay for a specific research or brokerage product or service received by Systematic.

In addition to traditional soft dollar arrangements, Systematic may use CSAs, under which certain broker-dealers allocate a percentage of commissions generated by Systematic's trades with the broker-dealer to a pool of soft dollars. Systematic may use these commissions to obtain products or services provided by the broker/dealers ("proprietary research") or direct compensation from the pool to third party service providers, which may or may not be broker-dealers, pursuant to an agreement between Systematic and the broker/dealer. Through these pooled CSA structures, Systematic could conclude that if a broker dealer does not meet its requirements in terms of execution capabilities, yet provides valuable research, it could terminate any execution relationship and pay for the research through another broker/dealer. The CSAs enable Systematic to work more closely with certain key broker/dealers, and limit the broker/dealers with whom it trades, while still maintaining research relationships with broker/dealers that provide Systematic with research and research services.

Systematic may also receive unsolicited proprietary research from broker/dealers through which it trades. Proprietary research of this nature is generally part of a "bundle" of brokerage and research and is not separately priced. Any research received is used to service all clients to which it is applicable. Systematic executes trade orders with broker/dealers on the basis of best execution, without consideration of any unsolicited research services that it may receive. Systematic makes no attempts to link the acquisition of unsolicited research with any particular client transactions.

Systematic may also receive services which, based on their use, are only partially paid for through soft dollars. Any such service is considered "mixed-use" because it is used by Systematic for both research or brokerage and non-research, non-brokerage purposes, such as for administration or marketing. In each such case, Systematic makes a good faith determination of which portion of the service should be paid for with soft dollars and which portion should be paid for with hard dollars. Systematic allocates the cost of the products on a basis which it deemed reasonable according to the various uses of the product. Only that portion of the cost of the product allocable to research services would be paid with the brokerage commissions generated by fiduciary accounts and the non-research portion will be paid in cash by Systematic. Systematic retains documentation of the soft to hard dollar allocation for mixed-use items and periodically reviews this allocation.

Systematic uses the research products/services provided by broker/dealers through its soft dollar arrangements in formulating investment advice for any and all clients' accounts, including accounts other than those that paid commissions to the broker/dealers on a particular transaction. As a result, not all research generated by a particular client's trade will benefit that particular client's account. In some instances, the other accounts benefited may include accounts for which the accounts' owners have directed their portion of brokerage commissions to go to particular broker/dealers other than those that provided the research products/services. However, research services obtained through soft dollar transactions may be used in advising all accounts, and not all such services would necessarily be used by Systematic in connection with the specific account that paid commissions to the broker/dealer providing such services. From time to time, certain clients may request that Systematic not generate soft dollar credits on trades executed for their accounts. While Systematic may accommodate such requests in its discretion, trades for these clients generally do not experience lower transaction costs. In addition, the trading process for these clients may be adversely affected in other ways, including that the client may not participate in aggregated orders with clients that have not made such a request, therefore preventing the client from receiving the price and execution benefits of the aggregated order. In addition, and as with other directed or customized brokerage arrangements, the positions of these accounts in trade ordering and trade rotation may be impacted. Systematic reserves the right to reject or limit client requests of this type, and clients may be charged a premium for such arrangements.

For additional information regarding Systematic's use of soft-dollars, as well as its brokerage practices generally, please refer to Item 12 of Systematic's Form ADV Part 2A.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended February 28, 2013 and February 29, 2012, the fund's portfolio turnover rates were 66% and 11%, respectively. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

During the fiscal year ended February 28, 2013, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended February 28, 2013.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers Small-Mid Cap Multi-Manager Fund	Stifel Financial Corp.	$ 88,595

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended February 28, 2013 and February 29, 2012. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fiscal Year Ended February 28	Dollar Amount	Percentage of Average Net Assets
2013	$ 47,483	0.12%
2012+A	$ 32,292	0.09%

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

During the fiscal year ended February 28, 2013, the following brokerage commissions were paid to affiliated brokers:

Broker	Affiliated With	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Alger Inc.	Alger Management	$ 3,592	7.56%	3.97%

During the fiscal period December 20, 2011 to February 29, 2012, the following brokerage commissions were paid to affiliated brokers:

Broker	Affiliated With	Commissions
Alger Inc.	Alger Management	$ 761
Buckingham Research Group Inc.	Systematic	$ 9
Suntrust Capital Markets Inc.	Systematic	$ 23

The fund commenced operations on December 20, 2011 and, therefore, does not have any affiliated brokerage commissions to report for fiscal year ended February 28, 2011.

Brokerage commissions may vary significantly from year to year due to a variety of factors, including the types of investments selected by the sub-adviser(s), changes in transaction costs, and market conditions.

During the fiscal year ended February 28, 2013, the fund paid $32,309 in brokerage commissions to firms that may have provided research or brokerage services involving approximately $34,924,784 of transactions.

VALUATION

The class's NAV is the value of a single share. The NAV of the class is computed by adding the class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (Strategic Advisers Committee) to fulfill these oversight responsibilities. The Strategic Advisers Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its oversight responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by the fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Strategic Advisers Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by the fund, as well as portfolio securities and assets held by an underlying Fidelity non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. Strategic Advisers engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Strategic Advisers Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Strategic Advisers Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Strategic Advisers Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently. For all other accounts, a portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Unless your shares of the fund are held in a tax-advantaged retirement plan, the fund's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Mary C. Farrell, each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate. Ms. Farrell oversees 20 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Roger T. Servison (1945)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (1964)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary and an Overseer of the Longy School of Music.

Amy Butte Liebowitz (1968)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz was the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-2012). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as an alumna of the World Economic Forum's Young Global Leader program.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, the Board of Trustees of Yale-New Haven Hospital and is a member of the Advisory Board of Fidelity Commonwealth Trust II.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental and DentaQuest) (2004-present), Director of Vera Bradley (2012-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of Directors of the Massachusetts Conference for Women (2008-present), Chairman of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Board of Directors of Jobs for Massachusetts (2012-present), National Association of Corporate Directors Chapter (2012-present), and Board of Directors of the Post Office Square Trust (2012-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (1966)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (1964)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (1969)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2012

Assistant Treasurer of the fund. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of the Fidelity funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (1973)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey also serves as Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Vice President, Associate General Counsel (2007-present), and is an employee of Fidelity Investments (2004-present).

Standing Committees of the Fund's Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Mses. Farrell and Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (Auditor Independence Regulations) of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the fund. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding the fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal auditors, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process and will receive reports from an outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will review periodically the fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and its service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended February 28, 2013, the committee held four meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz, Farrell, and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended February 28, 2013, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2012 (or as of March 31, 2013 for Ms. Farrell, Trustee as of March 5, 2013).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Mary C. Farrell	Amy Butte Liebowitz	Ralph F. Cox	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	none	none	over $100,000	none

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended February 28, 2013, or calendar year ended December 31, 2012, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Peter C. Aldrich	Mary C. Farrell[2]	Amy Butte Liebowitz	Ralph F. Cox	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	$ 95	$ 0	$ 95	$ 95	$ 95
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 137,500	$ 0	$ 137,500	$ 137,500	$ 137,500

1 Roger T. Servison, Howard E. Cox, Jr., and Derek L. Young are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

2 Effective March 5, 2013, Ms. Farrell serves as a member of the Board of Trustees of Fidelity Rutland Square Trust II.

A Reflects compensation received for the calendar year ended December 31, 2012, for 26 funds of two trusts.

As of February 28, 2013, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2013, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

Class Name	Owner Name	City	State	Ownership %
Strategic Advisers Small-Mid Cap Multi-Manager Fund*	FIMM LLC	Boston	MA	99.63%
Strategic Advisers Small-Mid Cap Multi-Manager Fund: Class F	FIMM LLC	Boston	MA	58.01%
Strategic Advisers Small-Mid Cap Multi-Manager Fund: Class F	Strategic Advisers Multi-Manager 2035 Fund	Boston	MA	5.18%

* The ownership information shown above is for a class of shares of the fund.

As of February 28, 2013, approximately 99.42% of the fund's total outstanding shares was held of record and/or beneficially by FIMM LLC, Boston, MA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and Pyramis. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

ARI, a registered investment adviser, is a wholly owned subsidiary of Piper Jaffray Companies (PJC), which is an international investment firm.

Fred Alger Management, Inc. (Alger Management), a registered investment adviser, has been in the business of providing investment advisory services since 1964. Alger Management is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own in the aggregate in excess of 99% of the voting rights of Alger Associates.

Invesco, as successor in interest to multiple investment advisers, has been a registered investment adviser since 1976 and is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

Kennedy Capital is an independent, employee and director-owned advisory firm registered with the Securities and Exchange Commission pursuant to Section 203 of the Investment Advisers Act of 1940, as amended (the Act) that provides investment management services on a discretionary basis for taxable and tax-exempt institutions, investment companies, and individual clients. The directors, officers and/or employees of Kennedy Capital, who are deemed "control persons," all of whom have offices at the same address as Kennedy Capital, are: Richard Henry Sinise, Executive Vice President and Chief Portfolio Manager; Richard Ernest Oliver, Vice President and Chief Financial Officer; Richard Lee Todaro, Vice President and Research Analyst; Timothy Paul Hasara, Vice President and Portfolio Manager; Francis Andrew Latuda, Jr., Director, Vice President, and Chief Investment Officer; Randall Lee Kirkland, President and Chairman of the Board; Stephen Alan Mace, Vice President and Chief Operating Officer; Marilyn Kay Lammert, Vice President and Chief Compliance Officer; and Donald M. Cobin, Vice President, Director, and Portfolio Manager. Kennedy Capital also provides investment sub-advisory services to investment companies, a number of wrap fee programs, and to clients of consultants and other investment advisers.

MFS is a registered investment adviser, has its principal offices at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

Neuberger Berman, a registered investment adviser, is an indirect subsidiary of Neuberger Berman Group LLC ("Neuberger Berman Group"). The directors, officers and/or employees of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are: Joseph Amato and Robert Conti.

On May 4, 2009, NBSH Acquisition, LLC ("NBSH"), an entity organized by key members of Neuberger Berman Group's senior management, acquired a majority interest in the business conducted by Neuberger Berman Group, as well as the fixed income and certain alternative asset management businesses of Lehman Brothers Holdings Inc. ("LBHI"), LBHI's Investment Management Division (together with Neuberger Berman and Neuberger Berman Group, the "Acquired Businesses") (the "Acquisition"). Prior to that date, the predecessor in interest of Neuberger Berman Group was an indirect wholly owned subsidiary of LBHI. On September 15, 2008, LBHI filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code, and on December 22, 2008, the bankruptcy court having jurisdiction over the LBHI matter approved the sale of the Acquired Businesses to NBSH (or its successor or assign).

Through NBSH, portfolio managers, Neuberger Berman Group's management team, and certain of its key employees and senior professionals now indirectly own 72% of the voting equity of Neuberger Berman Group. LBHI and certain affiliates of LBHI own the remaining 28% of Neuberger Berman Group's voting equity.

Pyramis is a registered investment adviser. FMR LLC is the ultimate parent company of Pyramis. Information regarding the ownership of FMR LLC is disclosed above.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of Guardian, owns a majority of the ownership interests in RS Investments. No person other than GIS owns more than 25% of the ownership interests in RS Investments. The board of directors of RS Investments consists of eight members, including a chairman who is the Chief Executive Officer of Guardian, three other members designated by GIS, two members selected by RS Investments, one non-employee member selected by GIS and one non-employee member selected by the management of RS Investments.

Systematic was founded in 1982, as a registered investment adviser with the SEC pursuant to the Advisers Act, specializing in the management of value portfolios. In 1995, a majority stake in the firm was sold to Affiliated Managers Group (AMG), a holding company and publicly traded company that invests in mid-sized asset management firms. The firm was subsequently re-registered with the SEC as Systematic Financial Management, L.P. on April 10, 1995. In 1996, AMG brought in the current senior members of the investment management team. AMG currently holds a majority interest in Systematic through AMG's wholly owned subsidiary, Titan NJ LP Holdings LLC.

Strategic Advisers, ARI, Alger Management, Invesco, Kennedy Capital, MFS, Neuberger Berman, Pyramis, RS Investments, Systematic (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained ARI, Alger Management, Invesco, Kennedy Capital, MFS, Neuberger Berman, Pyramis, RS Investments, and Systematic to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.30% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets.

Effective January 1, 2013, Strategic Advisers has voluntarily agreed to waive 0.01% of the fund's management fee. This arrangement may be discontinued by Strategic Advisers at any time.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the past two fiscal years and the amount of waivers reducing management fees for the fund.

Fund	Fiscal Years Ended February 28	Management Fees Waived by Strategic Advisers	Management Fees Paid to Strategic Advisers	Management Fees Paid to Strategic Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Small-Mid Cap Multi-Manager Fund	2013	$ 306	$ 292,304	0.73%
	2012+A	--	$ 53,678	0.75%B

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

B Annualized.

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by Strategic Advisers will increase the class's returns, and repayment of the reimbursement by the class will decrease its returns.

Sub-Adviser - ARI. The fund and Strategic Advisers have entered into a sub-advisory agreement with ARI pursuant to which ARI may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays ARI fees based on the net assets of the portion of the fund managed by ARI pursuant to a separately negotiated investment mandate (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by ARI under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by ARI pursuant to that Strategy.

Sub-Adviser - Alger Management. The fund and Strategic Advisers have entered into a sub-advisory agreement with Alger Management pursuant to which Alger Management may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Alger Management fees based on the net assets of the portion of the fund managed by Alger Management pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Alger Management under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Alger Management pursuant to that Strategy.

Alger Management has not currently been allocated a portion of the fund's assets to manage.

Sub-Adviser - Invesco. The fund and Strategic Advisers have entered into a sub-advisory agreement with Invesco pursuant to which Invesco may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Invesco fees based on the net assets of the portion of the fund managed by Invesco pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Invesco under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Invesco pursuant to that Strategy.

Sub-Adviser - Kennedy Capital. The fund and Strategic Advisers have entered into a sub-advisory agreement with Kennedy Capital pursuant to which Kennedy Capital may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Kennedy Capital fees based on the net assets of the portion of the fund managed by Kennedy Capital pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Kennedy Capital under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Kennedy Capital pursuant to that Strategy.

Sub-Adviser - MFS. The fund and Strategic Advisers have entered into a sub-advisory agreement with MFS pursuant to which MFS may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MFS fees based on the net assets of the portion of the fund managed by MFS pursuant to a separately negotiated investment mandate (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by MFS under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MFS pursuant to that Strategy.

Sub-Adviser - Neuberger Berman. The fund and Strategic Advisers have entered into a sub-advisory agreement with Neuberger Berman pursuant to which Neuberger Berman may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Neuberger Berman fees based on the net assets of the portion of the fund managed by Neuberger Berman pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Neuberger Berman under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Neuberger Berman pursuant to that Strategy.

Sub-Adviser - Pyramis. The fund and Strategic Advisers have entered into a sub-advisory agreement with Pyramis pursuant to which Pyramis may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the net assets of the portion of the fund managed by Pyramis pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Pyramis under a particular Strategy based on the following rate schedule:

Small-Mid Cap:
0.50% of the first $200 million in assets;
0.45% of the next $200 million in assets; and
0.40% on any amount in excess of $400 million in assets

Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Pyramis pursuant to that Strategy.

Sub-Adviser - RS Investments. The fund and Strategic Advisers have entered into a sub-advisory agreement with RS Investments pursuant to which RS Investments may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays RS Investments fees based on the net assets of the portion of the fund managed by RS Investments pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by RS Investments under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by RS Investments pursuant to that Strategy.

Sub-Adviser - Systematic. The fund and Strategic Advisers have entered into a sub-advisory agreement with Systematic pursuant to which Systematic may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Systematic fees based on the net assets of the portion of the fund managed by Systematic pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Systematic under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Systematic pursuant to that Strategy.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to Pyramis for the past two fiscal years.

Fund	Fiscal Years Ended February 28	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis as a % of Average Net Assets of the Fund
Strategic Advisers Small-Mid Cap Multi-Manager Fund	2013	$ 14,478	0.04%
	2012+A	$ 2,652	0.04%B

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

B Annualized.

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the past two fiscal years.

Fund	Fiscal Years Ended February 28	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Small-Mid Cap Multi-Manager Fund	2013	$ 158,859	0.40%
	2012+A	$ 28,586	0.40%B

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

B Annualized.

Portfolio Manager Compensation - Strategic Advisers. Barry Golden is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Golden is the lead portfolio manager of the fund effective April 30, 2013 and receives compensation for his services. As of April 30, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the Russell 2500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar® Small Blend Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Golden as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,436	none	none
Assets Managed with Performance-Based Advisory Fees	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($47 (in millions) assets managed).

As of May 31, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Golden was none.

Portfolio Manager Compensation - ARI. ARI manages its allocated portion of the fund's portfolio on a team basis, with portfolio managers James M. Langer and Matthew K. Swaim.

ARI's compensation structure/levels for staff and professionals are, by design, higher than industry levels. ARI believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio managers are compensated with competitive salaries, annual bonuses that are based on overall job performance and retirement benefits. Bonuses are discretionary and determined by ARI's CEO. The success of ARI and the individual employees' contribution to that success is the primary determinant of incentive compensation. This compensation structure is designed to align the best interests of its clients with the management of the portfolio.

In addition, as part of ARI's merger with PJC in early 2010, PJC stock (with a vesting schedule over 5 years) was gifted to key employees as a retention bonus. Going forward, equity ownership is expected to be part of ARI's long term succession efforts to all employees.

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the fund and/or other account. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the fund. ARI has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, ARI has adopted procedures for allocating portfolio transactions across multiple accounts.

ARI determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which ARI acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), ARI may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for the fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

ARI has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The following table provides information relating to other accounts managed by Mr. Langer as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	13	817
Number of Accounts Managed with Performance-Based Advisory Fees	none	3	7
Assets Managed (in millions)	$ 416	$ 696	$ 4,967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 202	$ 301

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($6 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Langer was none.

The following table provides information relating to other accounts managed by Mr. Swaim as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	13	817
Number of Accounts Managed with Performance-Based Advisory Fees	none	3	7
Assets Managed (in millions)	$ 416	$ 696	$ 4,967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 202	$ 301

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($6 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Swaim was none.

Portfolio Manager Compensation - Invesco. Invesco portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for Invesco's investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in the table below.

Sub-Adviser	Performance time period[1]
Invesco[2]	One-, Three- and Five-year performance against Fund peer group

1 Rolling time periods based on calendar year-end.

2 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Deferred/Long Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.'s Board of Directors. Awards of deferred/long term compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.
  If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Invesco has adopted procedures for allocating portfolio transactions across multiple accounts.
  Invesco determines which broker to use to execute each order for securities transactions for the fund, consistent with its duty to seek best execution of the transaction. However, for certain other accounts Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.
  Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Juliet Ellis, managing director, is a portfolio manager and she is lead portfolio manager of Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund and Invesco V.I. Small Cap Equity Fund. Ms. Ellis is also chief investment officer (CIO) of Invesco's Domestic Growth Investment Management Unit. Ms. Ellis joined Invesco in 2004. Prior to joining Invesco, Ms. Ellis was Managing Director of JPMorgan Fleming Asset Management. She also served as senior portfolio manager for JPMorgan's Dynamic Small Cap Growth and Small Cap Core strategies and was responsible for the management of over $2 billion in assets. Ms. Ellis began her investment career in 1981 as a financial consultant with Merrill Lynch. She joined JPMorgan in 1987 as a senior equity analyst where she also served as an assistant portfolio manager and director of equity research before being promoted to senior portfolio manager in 1993 and managing director in 2000. Ms. Ellis is a Cum Laude and Phi Beta Kappa graduate of Indiana University with a Bachelor of Arts degree in economics and political science. She is a CFA charterholder.

Juan Hartsfield is a portfolio manager affiliated with the management of Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund and Invesco V.I. Small Cap Equity Fund. Prior to joining Invesco in 2004, Mr. Hartsfield was a portfolio manager with JPMorgan Fleming Asset Management, where he was involved with the management of over $2 billion in various small-cap portfolios. Prior to joining JPMorgan, Mr. Hartsfield served as an associate with Booz Allen & Hamilton. Mr. Hartsfield earned a Bachelor of Science degree in petroleum engineering from the University of Texas and a Master of Business Administration from the University of Michigan. He is a CFA charterholder.

Clay Manley is a portfolio manager affiliated with the management of Invesco Small Cap Growth Fund. Mr. Manley joined Invesco Ltd. (formerly Invesco PLC) in 2001 in its Corporate Associate Program, working with fund managers throughout Invesco Ltd., before joining Invesco as an equity analyst in 2002. He was promoted to his current position in 2008. Prior to joining Invesco he was an analyst with Sterne, Agee and Leach, Inc., where he specialized in analysis of the telecommunications and information technology services industries. Mr. Manley earned a Bachelor of Arts degree with cum laude honors in history and geology at Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. He is a CFA charterholder.

The following table provides information relating to other accounts managed by Ms. Ellis as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,006	$ 661	$ 148
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Ms. Ellis was none.

The following table provides information relating to other accounts managed by Mr. Hartsfield as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	2	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,407	$ 703	$ 148
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Hartsfield was none.

The following table provides information relating to other accounts managed by Mr. Manley as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,763	none	$ 148
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Manley was none.

Portfolio Manager Compensation - Kennedy Capital. Kennedy Capital's compensation structure is designed to directly tie investment professionals to the performance of client portfolios and thus to align our employees' interests with those of our clients. We believe our measures to be highly objective and significantly driven by the performance contribution attributable to each investment professional. Portfolio manager (PM) compensation begins with base salary and is typically augmented by both quarterly and annual bonuses. Quarterly investment performance bonuses are generally based upon the returns generated for client accounts relative to the Russell 2500® Index on a trailing one-year basis, and also relative to industry peers on a rolling three-year basis. Other forms of variable compensation, including annual bonuses, are typically based on the achievement of certain goals (such as assets under management and investment performance) as well as subjective scoring.

In line with the way PMs are compensated, assistant portfolio managers (APMs) at Kennedy Capital receive a combination of fixed and variable pay. APMs may continue to perform research on stocks in one or more economic sectors, and may therefore be compensated in part by tracking a "shadow" portfolio designed to emulate the performance of clients' accounts.

Potential Conflicts of Interests

Donald Cobin and Christian McDonald manage Kennedy Capital's SMID Cap Core and Small Cap Core strategies. Within the Small Cap Core strategy, Mr. Cobin and Mr. McDonald manage a number of separately managed accounts and also manage a commingled vehicle. Certain conflicts may arise as the result of an account's size, client-imposed restrictions or fee schedule. Investment opportunities are allocated fairly among clients within each strategy managed by Mr. Cobin and Mr. McDonald pursuant to Kennedy Capital's internal policies and procedures, which also extends to its brokerage practices.

The following table provides information relating to other accounts managed by Mr. Cobin as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	17
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 370	$ 25	$ 428
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Cobin was none.

The following table provides information relating to other accounts managed by Mr. McDonald as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	17
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 370	$ 25	$ 428
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. McDonald was none.

Portfolio Manager Compensation - MFS. Portfolio manager compensation is reviewed annually. As of December 31, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS trade allocation policies may give rise to conflicts of interest if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund's investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Wetherald as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	0	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,100	$ 0	$ 377
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of July 31, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Wetherald was none.

Portfolio Manager Compensation - Neuberger Berman. Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We consider a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance. It is our foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a "bonus pool" made available to the portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, we believe that providing our employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to our success in retaining employees.

The terms of our long-term retention incentives are as follows:

  Employee-Owned Equity. An integral part of our management buyout was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees. Employee equity is generally subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).
  Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, CCP Participants who are also current equity holders may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts will vest after three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.
  Restrictive Covenants. Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

The following table provides information relating to the other accounts managed by Mr. Nahum as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	140
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 339	$ 2	$ 835
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($2 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Nahum was none.

Portfolio Manager Compensation - Pyramis. Young Chin is the Lead Portfolio Manager of the Pyramis Small/Mid Cap Core strategy to which a portion of the fund's assets are allocated and receives compensation for his services. As of February 28, 2013, portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The components of Mr. Chin's bonus are based on (i) the general management of Pyramis in his role as Chief Investment Officer, and (ii) the investment performance of Pyramis funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or peer group, if applicable. A subjective component of the Lead Portfolio Manager's bonus is based on the portfolio manager's overall contribution to management of Pyramis. The portion of the Lead Portfolio Manager's bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the fund measured against the Russell 2500 Index. The Lead Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Chandler Willett and Vince Rivers are Sector Portfolio Managers that assist the Lead Portfolio Manager in managing the strategy and receive compensation for their services. As of February 28, 2013, portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other Pyramis funds and accounts. A smaller, subjective component of the Sector Portfolio Manager's bonus is based on the portfolio manager's overall contribution to management of Pyramis. The portion of each Sector Portfolio Manager's bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the fund measured against the Russell 2500 Index. An additional portion of each Sector Portfolio Manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets each Sector Portfolio Manager manages measured against a customized sector benchmark. Each Sector Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although Pyramis monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chin as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	22	14
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$ 1,440	$ 4,585	$ 3,031
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 48	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Chin was none.

The following table provides information relating to other accounts managed by Mr. Colman as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	none	$ 328	$ 4
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 5	none

* Includes assets invested in the relevant sector(s) managed by Mr. Colman, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Colman was none.

The following table provides information relating to other accounts managed by Mr. Burzumato as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	none	$ 318	$ 5
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 7	none

* Includes assets invested in the relevant sector(s) managed by Mr. Burzumato, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Burzumato was none.

The following table provides information relating to other accounts managed by Mr. Becker as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	none	$ 493	$ 4,745
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 7,470	none

* Includes assets invested in the relevant sector(s) managed by Mr. Becker, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Becker was none.

The following table provides information relating to other accounts managed by Mr. Simes as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	none	$ 380	$ 12
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 7	none

* Includes assets invested in the relevant sector(s) managed by Mr. Simes, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Simes was none.

The following table provides information relating to other accounts managed by Mr. Daniel as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	none	$ 338	$ 5
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 5	none

* Includes assets invested in the relevant sector(s) managed by Mr. Daniel, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Daniel was none.

The following table provides information relating to other accounts managed by Mr. Willett as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	3
Assets Managed (in millions)	none	$ 403	$ 35
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 94	$ 30

* Includes assets invested in the relevant sector(s) managed by Mr. Willett, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Willett was none.

The following table provides information relating to other accounts managed by Mr. Rivers as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	none	$ 521	$ 11
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 10	none

* Includes assets invested in the relevant sector(s) managed by Mr. Rivers, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Rivers was none.

Portfolio Manager Compensation - RS Investments. RS Investments' investment professionals are organized in teams. In most cases, an individual is a member of one team, but in some cases an individual contributes to multiple teams. For the purposes of compensation, the firm has four operating investment teams: Hard Assets, Value, Growth and Emerging Markets.

Individual salary levels are set by the team leader(s) in consultation with the Chief Investment Officer, taking into account current industry norms and market data.

Bonuses are set taking into account both individual contribution and team contributions. Aggregated team-wide bonus totals are determined by the RS Investments Executive Committee. An individual investment professional's bonus is determined the team leader(s) and the CIO with approval by the Executive Committee based on number of factors, including:

  The individual's contribution to investment performance and consistency of performance over one-, three-, and five-year periods as described above
  Qualitative assessment of an individual's contributions (distinct from Fund and account performance)
  Experience in the industry and in the specific role in which the individual operates.

The factors set forth above may be weighted in different ways for different groups based on the nature of the investment strategies run by each team.

In addition, RS Investments' investment professionals typically benefit from the opportunity to hold ownership interests (or options to purchase ownership interests) in the firm. To the extent an individual holds an ownership interest, he or she participates in overall firm profits.

The following table provides information relating to other accounts managed by Mr. Bishop as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 1,812	none	$ 668
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 190

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of April 30, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Bishop was none.

The following table provides information relating to other accounts managed by Mrs. Chadwick-Dunn as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 1,652	none	$ 668
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 190

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of April 30, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mrs. Chadwick-Dunn was none.

The following table provides information relating to other accounts managed by Mr. Tracy as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 1,652	none	$ 668
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 190

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of April 30, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Tracy was none.

Portfolio Manager Compensation - Systematic. Certain Systematic employees share equity ownership with AMG as Partners, which may serve to incentivize Systematic's investment professionals to perform successfully. The compensation package for portfolio managers Ronald Mushock and D. Kevin McCreesh, both of whom are Managing Partners of Systematic, consists of a fixed base salary, and a share of the Firm's profits based on each Partner's respective individual ownership position in Systematic. Total compensation is influenced by Systematic's overall profitability, and therefore is based in part on the aggregate performance of all of Systematic's portfolios. Portfolio managers are not compensated based solely on the performance of, or the value of assets held in, any product managed by Systematic. Moreover, the Portfolio Managers are provided with a benefits package, including health insurance, and participation in a company 401(K) plan, comparable to that received by other Systematic employees.

Potential Conflicts of Interests

Portfolio managers of Systematic Financial Management, LP ("Systematic")  oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. The simultaneous management of these diverse accounts and specific client circumstances may create perceived conflicts of interest related to differences in the investment management fees charged and unequal time and attention devoted to certain accounts.  However, Systematic recognizes its affirmative duty to treat all accounts fairly and equitably over time and maintains a series of controls in furtherance of this goal.

Generally, portfolio managers apply investment decisions to all accounts utilizing a particular strategy on a pro rata basis, while also accounting for varying client circumstances, including client objectives and preferences, instructions, restrictions, account size, cash availability and current specific needs.  Nevertheless, during the normal course of managing assets for multiple clients of different types and asset levels, portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve, without limitation, investment security selection, employee personal securities trading, proxy voting and the allocation of investment opportunities.  To mitigate these potential conflicts and ensure its clients are not negatively impacted by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies and procedures that are overseen by compliance professionals and, in Systematic's view, reasonably designed to prevent and detect conflicts.

For example, Systematic's Code of Ethics restricts employees' personal securities trading, forbids employees from giving, soliciting or accepting inappropriate gifts and entertainment and requires employees to receive explicit approval prior to serving as a board member or officer of a public company or rendering outside investment advice.  Additionally, to effectively remove conflicts of interest related to voting proxies for accounts that have delegated such authority to Systematic, Systematic has a Proxy Voting Policy that provides for an independent third-party proxy voting agent, which agent's pre-determined voting policy guidelines Systematic has adopted.  Systematic's Allocation and Aggregation and Trade Error Correction policies similarly seek to reduce potential conflicts of interest by promoting the fair and equitable allocation of investment opportunities among client accounts over time and the consistent resolution of trading errors.

Notably, Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds a majority interest in Systematic through AMG's wholly-owned subsidiary, Titan NJ LP Holdings LLC. Systematic operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic. The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients.

The following table provides information relating to other accounts managed by Mr. Mushock as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	2	276
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 2,202	$ 180	$ 4,382
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 83

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Mushock was none.

The following table provides information relating to other accounts managed by Mr. McCreesh as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	61
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 294	$ 54	$ 1,794
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 358

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. McCreesh was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I. General Principles

A. The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B. Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - ARI.

ARI is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client's behalf. Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act ("ERISA") and 2) those non-ERISA clients over which ARI exercises such voting authority. To fulfill these duties, ARI must cast votes in a manner consistent with the best interests of its clients. In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, ARI has adopted policies and procedures to address its proxy voting responsibilities.

I. Summary of Proxy Voting Policies. ARI has engaged Institutional Shareholder Services ("ISS") to provide proxy voting services for clients over which ARI exercises proxy voting authority. ARI has adopted standard proxy voting guidelines, which are applied by ISS to all ARI proxy votes, absent instruction from ARI to the contrary. ARI generally votes in accordance with its proxy voting guidelines; however, in rare circumstances ARI may opt to override the guidelines if it is decided to be the best interest of its clients. It should be noted that the below Summary of Proxy Voting Guidelines is general in nature and provided for informational purposes. Complete proxy voting policies and procedures, including complete guidelines are available upon request.

II. Summary of Proxy Voting Guidelines.

Routine Issues. Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position; Poor accounting practices are identified that rise to a serious level of concern; or Fees for non-audit services are excessive.

Board of Directors. Voting on Director Nominees in Uncontested Elections should be determined CASE-BY-CASE based on the following four fundamental principles: Board Accountability, Board Responsiveness, Director Independence and Director Competence.

Proxy Access. Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors: Company-specific factors and Proposal-specific factors.

Proxy Contests-Voting for Director Nominees in Contested Elections. Vote CASE-BY-CASE on the election of directors in contested elections.

Shareholder Rights & Defenses. Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL. Vote CASE-BY-CASE on management proposals for poison pill ratification.

Shareholder Ability to Act by Written Consent. Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent. Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written Consent.

CAPITAL RESTRUCTURING

Common Stock Authorization. Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support. Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights. Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally. Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance.

Dual Class Structure. Generally vote AGAINST proposals to create a new class of common stock unless: The company discloses a compelling rationale for the dual-class capital structure; the new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and the new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization. Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support. Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights. Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance.

Mergers and Acquisitions. Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

COMPENSATION

Executive Pay Evaluation. Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay"). Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale. Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Equity-Based and Other Incentive Plans. Vote CASE-BY-CASE on equity-based compensation plans.

Social/Environmental Issues. Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value.

Political Spending & Lobbying Activities. Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace. Vote AGAINST proposals to publish in newspapers and other media the company's political contributions. Generally vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. Vote AGAINST proposals barring the company from making political contributions. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Vote CASE-BY-CASE on proposals requesting information on a company's lobbying activities, policies, or procedures.

III. Conflicts of Interest. ARI believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between ARI and its clients. In addition, any recommendations by its employees to vote against the guidelines should be brought to the attention of ARI's Chief Compliance Officer. Any resulting override shall be documented and then submitted to ISS by compliance personnel. Finally, the Advisor has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all of its business activities be conducted in the best interest of its clients.

Proxy Voting - Invesco.

A. Policy Statement

Introduction

Our Belief

Invesco's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco's typical investment horizon.

Proxy voting is an integral part of Invesco's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

B. Operating Procedures and Responsible Parties

Proxy administration

The Invesco Retail Proxy Committee (the "Proxy Committee") consists of members representing Invesco's Investments, Legal and Compliance departments. Invesco's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company's Board of Directors.

Important principles underlying the Invesco Proxy Voting Guidelines

I. Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

  Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.
  Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco's investment thesis on a company.
  Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.
  Auditors and Audit Committee members. Invesco believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.
  Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.
  Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.
  Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.
  Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.
  Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.
  Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II. Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

  Executive compensation. Invesco evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.
  Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.
  Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.
  Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. Capitalization

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, Invesco generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V. Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. Shareholder Proposals on Corporate Governance

Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are often difficult to assess. Analyzing the costs and economic benefits of these proposals is generally highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco's typical investment horizon. Therefore, Invesco generally abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature. However, there are instances when the costs and economic benefits of these proposals can be more readily assessed, in which case, Invesco votes such proposals on a case-by-case basis.

VIII. Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"Share-blocking"

Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco's products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

C. Recordkeeping

Records are maintained in accordance with Invesco's Recordkeeping Policy.

Proxy Voting - Kennedy Capital.

Introduction

Rule 206(4)-6 and rule amendments under the Investment Advisers Act of 1940, which became effective August 6, 2003, are designed to ensure that investment advisers fulfill their fiduciary obligation when voting client proxies. Disclosure requirements include:

(i) investment advisers that exercise proxy voting authority for clients must describe the firm's proxy policies and procedures, and upon request, provide clients with a copy of those policies and procedures; and,

(ii) advisers must describe how clients may obtain information on how their securities were voted.

Kennedy Capital Management, Inc. ("Kennedy Capital") has adopted the following policies with respect to voting proxies on behalf of its clients:

1. Kennedy Capital's written proxy voting policy, which may be updated and supplemented from time-to-time, will be provided to each client for which Kennedy Capital has been delegated the authority or responsibility to vote proxies;

2. Clients will be advised about how to obtain a copy of the proxy voting policy and information about how their securities were voted;

3. The proxy voting policy is consistently applied and records of votes maintained for each client;

4. Kennedy Capital documents the reasons for voting, including exceptions;

5. Kennedy Capital maintains records of such votes cast and client requests for proxy voting information for inspection by the client or governmental agencies;

6. Kennedy Capital monitors such voting for any potential conflicts with the interests of its clients; and

7. Kennedy Capital maintains systems to ensure that material conflicts will be resolved prior to voting, documenting in each case that its good faith determination was based on the clients' best interests and did not result from the conflict.

Conflicts of Interest

Kennedy Capital is an investment adviser to pension plans, public and private companies, mutual funds and individual investors, and is a sub-adviser to wrap programs as described in Kennedy Capital's Form ADV. The management fees collected from such clients are Kennedy Capital's principal source of revenue. With respect to the fees received for advisory services rendered, conflicts of interest may occur when Kennedy Capital must vote on ballot items of the public companies for which it manages the pension plan assets and, in certain cases, Kennedy Capital may have a relationship with the proponents of proxy proposals or participants in proxy contests.

To mitigate potential conflicts of interest or the appearance of conflicts, Kennedy Capital does not allow employees to sit on the board of directors of any public company without Senior Management approval. To the extent that such conflicts occur, Kennedy Capital will generally follow the recommendation of the proxy voting service to ensure that the best interests of its clients are not subordinated to Kennedy Capital's interests. Kennedy Capital may, in selected matters, consult the Proxy Committee to obtain guidance to vote proxies. Routine matters shall not constitute a material conflict with respect to this procedure.

The Proxy Committee has a duty to make reasonable investigation of information relating to conflicts of interest. The Proxy Committee is chaired by the Chief Executive Officer and is comprised of the Chief Operating Officer, the Director of Research, the Chief Compliance Officer, the Senior Client Service Associate and such other members as may be amended from time-to-time as required by a majority vote of its current members, with three members serving as a quorum. The Proxy Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict - in which case the committee member will abstain from voting.

Engagement of Service Provider

In order to facilitate the proxy voting process, Broadridge Investor Communication Solutions, Inc. ("Broadridge") has been retained to provide access to a selection of third-party providers that are available to provide proxy vote recommendations and research. Votes are cast through the Broadridge ProxyEdge® platform ("ProxyEdge®"). With the assistance of Broadridge, Egan-Jones Proxy Services ("Egan-Jones") has been selected to provide vote recommendations based on its own internal guidelines. The services provided to Kennedy Capital through ProxyEdge® include receipt of proxy ballots, vote execution based upon the recommendations of Egan-Jones, access to in-depth proxy research provided by Egan-Jones, and access to the analysis and voting recommendations of Egan-Jones, as well as reporting, auditing, working with custodian banks, and consulting assistance for the handling of proxy voting responsibilities. ProxyEdge® also maintains proxy voting records and provides Kennedy Capital with reports that reflect the proxy voting activities of client portfolios. Kennedy Capital uses this information for appropriate monitoring of such delegated responsibilities.

Kennedy Capital may, under soft dollar arrangements, pay for no more than the cost allocated to research services for such uses ("mixed-use" services). The cost of that portion of the services that does not constitute "research" for the purposes of Section 28(e) will be reimbursed to the broker-dealer provider. Presently, Broadridge's services are not provided to Kennedy Capital by a broker-dealer under a soft dollar arrangement.

Proxies are voted through the ProxyEdge® application in accordance with one of two proxy voting platforms offered by Kennedy Capital. It is the client's decision as to which set of guidelines will be used to vote its proxies. Not all clients delegate proxy voting authority to Kennedy Capital; however, Kennedy Capital is deemed to have voting authority in the absence of a specific delegation of authority and will vote in accordance with the General Guidelines.

Platforms Available

• General Policy which is generally voted in conformity with the Egan-Jones Proxy Voting Principles and Guidelines.

• Socially Responsible Investment Policy which is generally voted in conformity with the Egan-Jones Socially Responsible Investing Proxy Voting Principles and Guidelines.

The General Policy is the standard policy to be used for voting proxies for all clients' accounts (both ERISA and non-ERISA related) unless the client specifically selects the SRI Policy. As of January 1, 2011, Kennedy Capital was unable to offer a Catholic Voting platform. Generally, Kennedy Capital declines clients' requests to implement customized proxy voting policies, as they tend to be expensive to implement and difficult to manage on an ongoing basis. Kennedy Capital generally votes proxy ballots for its clients using a proxy voting service to help fulfill voting obligations, although some clients may choose to retain voting responsibility. Unless otherwise instructed, Kennedy Capital will undertake to vote proxies. Kennedy Capital must make proxy voting decisions solely in the best interests of its clients and will place clients' interests above its own interests.

Generally, Kennedy Capital follows the recommendation of Egan-Jones, which then forwards the voting recommendation to Broadridge to process. For proxies relating to issues not addressed in the guidelines, the vote will be referred back to Kennedy Capital. A client is encouraged to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with one of the two policies offered by Kennedy Capital. Kennedy Capital does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself. Kennedy Capital may direct that proxies be voted in a manner different from that recommended by Egan-Jones. However, when Kennedy Capital's interests conflict with the interests of its clients, the recommendation of the proxy voting service will be followed. Additionally, Kennedy Capital may seek guidance from our Proxy Voting Committee to resolve material conflicts of interest.

Securities Lending Arrangements

Kennedy Capital's clients may elect to participate in a securities lending program through the client's selected custodian. Under typical securities lending arrangements, securities on loan to a borrower on a proxy record date may not be voted by the lender. Therefore, Kennedy Capital will not vote securities that are on loan as the responsibility to vote proxies will typically reside with the borrower of the shares.

International Constraints

Although it is Kennedy Capital's policy to seek to vote all proxies for the securities held in a client's account(s) for which it has proxy voting authority, in the case of non-U.S. issuers proxies are voted on a best efforts basis. Generally, research coverage of non-U.S. issuers is issued through Egan-Jones. Voting recommendations are not always provided with research; therefore, ballots for non-U.S. issuers are generally voted according to the chosen policy.

Custodian Considerations

A custodian may, in its sole discretion, determine that it will provide proxies to Broadridge for U.S. domestic companies, but not for non-U.S. issuers. Or, custodians may determine to provide proxies for non-U.S. issuers only to its selected proxy voting provider. In these instances, Broadridge generally is not able to vote proxies for non-U.S. issuers held in a client's account.

It is important to understand that from time-to-time custodian issues may arise which are beyond Kennedy Capital's control. Upon account inception, it is Kennedy Capital's responsibility to notify the client's custodian so that the custodian may begin to forward proxy materials directly to Broadridge. In the event a client delegates proxy voting authority to Kennedy Capital, it remains the client's obligation to instruct their custodian to forward applicable proxy materials directly to Broadridge so that their shares can be voted. Although Kennedy Capital makes its best efforts to make sure that the client's custodian has received Kennedy Capital's instructions, it is the responsibility of the client's custodian to acknowledge receipt of the instructions and to establish the account correctly in order for proxy materials to be submitted to Broadridge in a timely manner. Kennedy Capital is not able to vote shares if Broadridge does not receive proxy materials on a timely basis from the custodian.

It is within each custodian's discretion as to whether it will provide ballots to Broadridge for issuers whose stocks are held in each client's account. Instead, a custodian may select its own proxy voting provider and choose not to provide proxy ballots to Broadridge. In these instances, Broadridge is generally not able to vote proxies for the client's account and Kennedy Capital generally will not be able to accept voting authority for the client's account.

When voting ballots, it is within each custodian's discretion as to whether it will aggregate shares, held on behalf of various clients, in an omnibus account instead of submitting individual ballots for segregated accounts. In these cases, custodians must rely on internal records to differentiate the various underlying holdings. In these instances, Broadridge will generally not be able to provide Kennedy Capital with a detailed history of voting records at the individual client account level.

Kennedy Capital maintains written proxy voting policies and procedures as required by Rule 206(4)-6 under the Investment Advisers Act. A copy of Kennedy Capital's complete proxy voting policy and procedures may be obtained by writing Kennedy Capital Management, Inc., 10829 Olive Boulevard, St. Louis, MO, 63141.

Proxy Voting - MFS.

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited and MFS' other subsidiaries that perform discretionary investment management activities (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Records Retention; and

D. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS' fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold "short" positions in the same issuer.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); or (v) MFS evaluates a director nominee who also serves as a director of the MFS Funds (collectively, "Non-Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the "MFS Significant Client List");

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the "top tier fund") may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund's best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. ("Broadridge"). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS' clients, usually to the client's proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer's explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. ("Glass Lewis"; Glass Lewis and ISS are each hereinafter referred to as the "Proxy Administrator").

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator's on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company's stock and the number of shares held on the record date by these accounts with the Proxy Administrator's list of any upcoming shareholder's meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.2 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting's record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS' clients and the companies in which MFS' clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company's proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company's formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

2 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

D. REPORTS

All MFS Advisory Clients

MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

Proxy Voting - Neuberger Berman.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman's voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of Glass Lewis. Notwithstanding recommendations made by Glass Lewis with respect to cumulative voting, the Proxy Committee has determined that it will not vote proxies in favor of resolutions or proposals calling for the institution of cumulative voting for director nominees or for resolutions or proposals allowing shareholders to call a special meeting with less than 25% of the outstanding shares. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Proxy Voting - Pyramis.

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies on behalf of Pyramis' clients. Like other Pyramis employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Pyramis's clients and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Pyramis employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C. Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis' Senior Compliance Officer or his designee.

F. Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G. Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2. The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain Pyramis' support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. Pyramis will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

Pyramis will generally support annual advisory votes on executive compensation.

B. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of shareholder proposals regarding shareholders' right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, Pyramis will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Pyramis will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). Pyramis may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no client or group of clients has acquired control of such organization.

Proxy Voting - RS Investments.

Purpose and General Statement

The purpose of these proxy voting policies and procedures is to set forth the principles, guidelines and procedures by which RS Investment Management Co. LLC ("RS") votes the securities owned by its advisory clients for which RS exercises voting authority and discretion (the "Proxies"). The advisory clients for which RS votes Proxies are registered investment companies and certain other institutional accounts. These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). These policies and procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; RS takes no responsibility for the voting of any proxies on behalf of any such client. For those clients that have delegated such authority and discretion to RS, these policies and procedures apply equally to registered investment companies and other institutional accounts.

Policies Relating to Proxy Voting

The guiding principle by which RS votes on all matters submitted to security holders is to act in a manner consistent with the best interest of its clients, without subrogating the clients' interests to those of RS. RS does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. The policies and procedures set forth herein are designed to ensure that material conflicts of interest on the part of RS or its affiliates do not affect our voting decisions on behalf of our clients. All RS personnel who are involved in the voting of Proxies will be required to adhere to these policies and procedures.

It is the general policy of RS to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, RS reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of RS, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our clients.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of RS to maintain the confidentiality of the particular votes that it casts on behalf of its clients. Registered investment company clients disclose the votes cast on their behalf by RS in accordance with their legal and regulatory requirements. Any other institutional client of RS can obtain details of how RS has voted the securities in its account by contacting the client's designated service representative.

Proxy Policy Committee

Certain aspects of the administration of these proxy voting policies and procedures are governed by a Proxy Policy Committee (the "Committee") currently comprising four members. The members of this Committee are the Chief Executive Officer, the General Counsel, the Chief Compliance Officer, and a Legal Counsel. The Chief Executive Officer serves as Chair of the Committee. The Committee may change its structure or composition from time to time.

A portfolio manager's recommendation of an override of the Guidelines (as defined below) will be accepted with the approval of any two members of the Committee. The Committee meets to consider Special Votes (as defined below), where a material conflict of interest has been identified, and at such other times as the Chief Executive Officer shall determine. In addition, the Committee generally holds a regular meeting during each calendar quarter, at which the Committee reviews data with respect to votes taken in accordance with these policies and procedures since the previous meeting. The Committee reviews the existing Guidelines at least once each calendar year and in connection with such review may recommend any changes to the Guidelines.

On all matters, the Committee makes its decisions by a vote of a majority of the members of the Committee present at the meeting. At any meeting of the Committee, a majority of the members of the Committee then in office shall constitute a quorum.

Proxy Voting Procedures

RS has retained a proxy service voting provider (the "Proxy Voting Service Provider") to vote Proxies for the accounts of its advisory clients. The Proxy Voting Service Provider prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as RS. The Proxy Voting Service Provider receives a daily electronic feed of all holdings in RS' voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to the Proxy Voting Service Provider. The Proxy Voting Service Provider monitors the accounts and their holdings to be sure that all Proxies are received and voted. As a result of the firm's decision to use the Proxy Voting Service Provider, there is generally no physical handling of Proxies by RS personnel.

RS has adopted proxy voting guidelines (the "Guidelines") that set forth how RS plans to vote on specific matters presented for shareholder vote. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from RS, the Proxy Voting Service Provider will automatically vote in accordance with the Guidelines.

RS reserves the right to override the Guidelines when it considers that such an override would be in the best interest of its clients, taking into consideration all relevant facts and circumstances at the time of the vote. See "Procedures for Overriding the Guidelines" below.

In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a "Special Vote"). Special Votes will be addressed according to the procedures discussed below at "Procedures Regarding Special Votes".

In advance of the deadline for any particular vote, the Proxy Voting Service Provider posts information regarding that vote on its secure website. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, and any analysis or other information that the Proxy Voting Service Provider has prepared with respect to the vote. The Compliance Department accesses the website on a regular basis to monitor the matters presented for shareholder votes and to track the voting of the Proxies.

Procedures for Overriding the Guidelines

If any portfolio manager or analyst, in the course of his or her regular monitoring of companies whose securities are held in client accounts, is interested in a particular shareholder matter, and desires RS to vote in a manner inconsistent with the Guidelines, he or she shall take action in accordance with the procedures set forth below.

In the case of a portfolio manager or analyst who believes RS should vote in a manner inconsistent with the Guidelines, he or she must first submit such proposal to the Compliance Department. The Compliance Department is responsible for making a determination as to whether there is a material conflict of interest between RS, on the one hand, and the relevant advisory client, on the other hand, arising out of the provision of certain services or products by RS to the company on whose behalf Proxies are being solicited, personal shareholdings of any RS personnel in the company, or any other relevant material conflict of interest.

If the Compliance Department determines that there is no material conflict of interest, the Compliance Department will present this finding to the Committee for ratification. If the Committee agrees that there is no material conflict of interest, then the Committee will inform the Compliance Department of the decision to override. The Compliance Department will instruct the Proxy Voting Service Provider accordingly prior to the voting deadline. The Compliance Department will retain records of documents material to any such determination, and such records will be made available to the Committee for review during one of its regular meetings.

If, however, the Compliance Department or the Committee determines that there is a material conflict of interest with respect to the relevant shareholder vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable, the following:

  a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;
  data regarding client holdings in the relevant issuer;
  information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;
  the vote indicated by the Guidelines, together with any relevant information provided by the Proxy Voting Service Provider; and
  the rationale for the request for an override of the Guidelines, together with all relevant information, as provided by the Compliance Department, portfolio manager or analyst, as the case may be.

After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Committee may vote to authorize an override of the Guidelines with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Committee determines that such an override would be in the best interests of the clients in question. Whether or not the Committee authorizes an override, the Committee's deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

Procedures Regarding Special Votes

If the Chief Compliance Officer is informed by the Proxy Voting Service Provider or otherwise becomes aware of a Special Vote, he will submit the Special Vote to the Committee. The Committee will review any information provided by the Proxy Voting Service Provider or the Compliance Department regarding the Special Vote, and, in its discretion, may also consult with the relevant portfolio manager or analyst. If, after this review, the Committee agrees with the Proxy Voting Service Provider that the vote is not covered by the Guidelines, the Committee will consult the Compliance Department as to whether or not the Special Vote involves a material conflict of interest on the part of RS. As with cases of recommended overrides of the Guidelines, the determination made by the Compliance Department as to the absence of a material conflict of interest will be presented to the Committee for ratification. If the Committee determines that there is no material conflict of interest involved, the Committee will inform the Compliance Department of its decision and the Compliance Department will then instruct the Proxy Voting Service Provider to vote based on the decision of the portfolio manager. The Compliance Department will retain records of documents material to any such determination, which records will be made available to the Committee for review during one of its regular meetings.

If, however, the Compliance Department, or the Committee, upon review of its decision, determines that there is a material conflict of interest with respect to the relevant Special Vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable the following:

  a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;
  data regarding client holdings in the relevant issuer;
  information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;
  analysis prepared by the Proxy Voting Service Provider with respect to the Special Vote; and
  other relevant information.

After reviewing the relevant information, the Committee will render a decision as to how the Special Vote is to be voted based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Compliance Department will then inform the Proxy Voting Service Provider of this decision and instruct the Proxy Voting Service Provider to vote the Special Vote accordingly. The Committee's deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

Undue Influence

If at any time any person is pressured or lobbied either by RS personnel or affiliates or third parties with respect to a particular shareholder vote, he or she should provide information regarding such activity to the Chief Compliance Officer, who will keep a record of this information and forward the information to the Committee. The Committee will consider this information when making its decision to recommend an override of the Guidelines (or, in the case of a Special Vote, in its decision regarding the voting of the relevant Proxy).

Record Keeping

RS, or the Proxy Voting Service Provider, as RS' agent, maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

  a copy of these policies and procedures;
  proxy statements received regarding client securities are maintained by the Proxy Voting Service Provider;
  a record of each vote cast is maintained by the Proxy Voting Service Provider, and such records are accessible to designated RS personnel at any time;
  a copy of any document created by RS that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
  each written client request for proxy voting records and RS' written response to any (written or oral) client request for such records.

Proxy Voting - Systematic.

Clients may delegate proxy voting authority over their account to Systematic in their investment management agreement or investment guidelines, or by other written direction to Systematic. Upon such delegation of proxy voting authority, Systematic will notify both its independent proxy-voting agent ("agent") and the client's custodian that Systematic's agent will vote on behalf of Systematic for that client's account. Systematic will also provide the client's custodian with the appropriate instructions for delivery of proxy ballots for the client's account. Systematic clients may revoke Systematic's voting authority by providing written notice to Systematic.

As stated above, Systematic has retained an independent proxy-voting agent ("agent"), and Systematic generally follows the agent's proxy voting guidelines when voting proxies. The adoption of the agent's proxy voting guidelines provides independent guidelines for voting proxies and is designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Systematic may have to interpret how to vote proxies in cases where Systematic has a conflict of interest or the appearance of a conflict of interest.

Although under normal circumstances Systematic is not expected to exercise its voting discretion or to override the agent's recommendation, Systematic's Proxy Voting Committee will monitor any situation where Systematic believes it has a material conflict of interest, or where Systematic wishes to exercise its discretion or more closely review a particular matter. In these situations, the Proxy Voting Committee will provide the actual voting recommendation after a review of the vote(s) involved with such determination being based in the Committee's determination of what is in the best interests of Systematic's clients. Systematic uses consensus decisions when voting an issue and does not allow Portfolio Managers to vote proxies independently. Systematic's Chief Compliance Officer (CCO) must approve any decision made on such vote prior to the vote being cast. In approving any such decision, the CCO will use his or her best judgment to ensure that the spirit of Systematic's proxy voting guidelines is being followed. Systematic will maintain documentation of any such voting decision.

The agent has policies and procedures in place to mitigate potential conflicts of interest. The agent is obligated to notify Systematic, in advance of voting any proxies, in specific situations where it may have a material conflict of interest with a company whose proxy it is responsible for voting on behalf of a Systematic client. If this situation occurs, the agent will follow its procedures regarding conflicts of interest and Systematic will follow the same procedures it does for situations where it has a material conflict of interest, as described above.

Voting Guidelines

Systematic maintains five sets of proxy voting guidelines, one based on AFL-CIO polices for Taft-Hartley Plan Sponsors, another for clients with Socially Responsible Investing guidelines, another for Public Plans, another for Catholic or other faith-based entities and the fifth being a General Policy for all other clients, covering U.S. and global proxies. Institutional clients may select which set of proxy guidelines they wish to be used to vote their account's proxies. In instances where the client does not select a voting policy, Systematic would typically apply the General Policy when voting on behalf of the client. Systematic may process certain proxies, or certain proposals within such proxies, without voting, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that the Firm has decided to sell, proxies issued for securities that the Firm did not select for a client portfolio (such as securities selected by the client or a previous adviser, unsupervised securities held in a client's account, money market securities or other securities selected by clients or their representatives other than Systematic), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney or holding requirements such as with share blocking as further noted below.

Systematic also seeks to ensure that, to the extent reasonably feasible, proxies for which it receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action). Systematic may be unable to vote or otherwise process proxy ballots that are not received in a timely manner due to limitations of the proxy voting system, custodial limitations or other factors beyond the firm's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots that were not received by the agent on a timely basis.

Share Blocking

In general, unless otherwise directed by the client, Systematic will make reasonable efforts to vote client proxies in accordance with the proxy voting recommendations of the Firm's proxy voting service provider. Systematic will generally decline to vote proxies if to do so would cause a restriction to be placed on Systematic's ability to trade securities held in client accounts in "share blocking" countries. Accordingly, Systematic may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time. Systematic's maintains written Proxy Voting Policies and Procedures as required by Rule 206(4)-6 under the Investment Advisers Act.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan with respect to shares of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows shares of the fund and Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

Under the Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by shares of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services for shares of the fund.

For providing transfer agency services, FIIOC receives an account fee and an asset-based fee with respect to assets managed by one or more sub-advisers and assets invested in non-affiliated ETFs. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The account fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets. For assets invested in underlying Fidelity funds, each underlying Fidelity fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of the fund invested in such underlying Fidelity fund.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

The fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for shares of the fund and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the past two fiscal years are shown in the following table.

Fund	2013	2012
Strategic Advisers Small-Mid Cap Multi-Manager Fund	$ 15,518	$ 2,913*

* From December 20, 2011.

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers Small-Mid Cap Multi-Manager Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 20 funds offered in the trust: Strategic Advisers Core Fund, Strategic Advisers Core Income Fund, Strategic Advisers Core Income Multi-Manager Fund, Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Emerging Markets Fund of Funds, Strategic Advisers Growth Fund, Strategic Advisers Growth Multi-Manager Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers Income Opportunities Fund of Funds, Strategic Advisers International Fund, Strategic Advisers International Multi-Manager Fund, Strategic Advisers International II Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers Small-Mid Cap Multi-Manager Fund, Strategic Advisers U.S. Opportunity Fund, Strategic Advisers U.S. Opportunity II Fund, Strategic Advisers Value Fund, and Strategic Advisers Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic Advisers, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and DocuLynx Inc. (full or partial holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic Advisers desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended February 28, 2013, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

Class F (FARMX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

As Revised September 27, 2013

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 29, 2013, As Revised September 27, 2013, or an annual report, please call Fidelity at 1-800-835-5095 or visit Fidelity's web site at www.401k.com.

AMM-F-PTB-0413-03
1.951522.106

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying and Selling Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contract	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Strategic Advisers, Inc. (Strategic Advisers) looks through to the U.S. Government securities.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The acquisitions of loans and loan participations excluded from the fund's lending limitation discussed above are only those loans and loan participations considered securities within the meaning of the 1940 Act.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Securities of Other Investment Companies" on page (Click Here).)

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page (Click Here).

For purposes of the fund's 80% investment policy that defines a particular market capitalization by reference to the capitalization range of one or more indexes (as described in the prospectus), the capitalization range of the index(es) generally will be measured no less frequently than once per month.

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Small-Mid Cap Multi-Manager Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers Small-Mid Cap Multi-Manager Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers Small-Mid Cap Multi-Manager Fund, or an adviser of an underlying fund.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither the fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specified index or may be actively managed.

Typically, ETF shares are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Fund's Rights as an Investor. Fidelity funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Strategic Advisers Small-Mid Cap Multi-Manager Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds.

A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact a fund the same way as the transactions of a single shareholder with substantial investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales. Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Strategic Advisers Small-Mid Cap Multi-Manager Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds, but it may incur such costs when it invests in non-affiliated funds and when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process. In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts. Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided Strategic Advisers or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Advisory Research, Inc. (ARI).

Pursuant to the Sub-Advisory Agreement, ARI determines which securities are to be purchased and sold for a portion of the fund's assets and which broker-dealers are eligible to execute the fund's portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction. Purchases of portfolio securities for the fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the fund will be holding unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, ARI will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to ARI that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. ARI considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Sub-Advisory Agreement with the fund, to be useful in varying degrees, but of indeterminable value.

While it is ARI's general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the fund or to ARI, even if the specific services are not directly useful to the fund and may be useful to ARI in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by ARI to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of ARI's overall responsibilities to the fund.

Investment decisions for the fund are made independently from those of other client accounts that may be managed or advised by ARI. Nevertheless, it is possible that at times, identical securities will be acceptable for both the fund and one or more of such client accounts. In such event, the position of the fund and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the fund at the same time, the fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as ARI's other client accounts.

The fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the fund. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the fund for their customers.

Invesco Advisers, Inc. (Invesco).

The Selection of Brokers

Invesco's primary consideration in selecting brokers or dealers to execute portfolio transactions for the fund is to obtain best execution. Invesco considers the full range and quality of a broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. The determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the fund. Invesco will not select brokers based upon their promotion or sale of fund shares.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Invesco) that execute transactions for the fund may receive higher compensation than other brokers might have charged the fund, in recognition of the value of brokerage or other research products and services (Soft Dollar Products) they provide to Invesco or its affiliates.

Research Products and Services supplement Invesco's own research (and the research of certain of its affiliates), and may include the following types of products and services: database, analyses related to the investment process (such as forecasts and models used in the portfolio management process), quotation/trading/news systems, economic data/forecasting tools, quantitative/technical analysis, fundamental/industry analysis, and other specialized tools.

Execution Services. Invesco also uses soft dollars to acquire products from third parties that are supplied to Invesco through brokers executing the trades or other brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. Invesco may from time to time instruct the executing broker to allocate or "step out" a portion of a transaction to another broker. The broker to which Invesco has "stepped out" would then settle and complete the designated portion of the transaction, and the executing broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Mixed-Use Products and Services. If Invesco determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco will allocate brokerage commissions to brokers only for the portion of the service or product that Invesco determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Benefit to Invesco. Outside research assistance is useful to Invesco because the brokers used by Invesco tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco's staff follows. In addition, such services provide Invesco with a diverse perspective on financial markets. Some brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco's clients. In some cases, Soft Dollar Products are available only from the broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco believes that because broker research supplements rather than replaces Invesco's research, the receipt of such research tends to improve the quality of Invesco's investment advice.

Potential Conflicts. Invesco faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because Invesco is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco's expenses to the extent that Invesco would have purchased such products had they not been provided by brokers. Section 28(e) of the Securities and Exchange Act of 1934, as amended permits Invesco to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco-managed accounts, effectively cross subsidizing the other Invesco-managed accounts that benefit directly from the product. Invesco may not use all of the Soft Dollar Products provided by brokers through which a fund effects securities transactions in connection with managing the fund whose trades generated the soft dollars used to purchase such products.

Invesco attempts to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco concludes that the broker supplying the product is capable of providing best execution.

Invesco's Decision-Making Process. In choosing brokers to execute portfolio transactions for the fund, Invesco may select brokers that provide Soft Dollar Products to the funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) provides that Invesco, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Invesco must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or Invesco's overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist Invesco in the performance of its investment decision-making responsibilities. Accordingly, the fund may pay a broker commissions higher than those available from another broker in recognition of the broker's provision of Soft Dollar Products to Invesco.

Allocation of Portfolio Transactions

Invesco manages numerous funds and other accounts. Some of these accounts may have investment objectives similar to the fund. Occasionally, identical securities will be appropriate for investment by one of the funds and by another fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the fund(s) and one or more other accounts, and is considered at or about the same time, Invesco will allocate transactions in such securities among the fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Kennedy Capital Management, Inc. (Kennedy Capital).

The Selection of Securities Brokers and Dealers

In determining which broker-dealers to execute trades Kennedy Capital considers various factors which it believes are important, such as the quality of trade executions, costs of transactions, quality of client services, execution capability, commission rates and volume discounts, financial responsibility, reputation, ability to integrate with existing systems, effectiveness of systems for monitoring client investments and regulatory compliance, and responsiveness. While Kennedy Capital seeks competitive commission rates, it may not necessarily obtain the lowest possible commission rates for client transactions. Broker-dealers may offer investment research, which may be used to service other accounts managed by Kennedy Capital.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Kennedy Capital) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Kennedy Capital.

Research Products and Services. Certain broker-dealers through whom Kennedy Capital executes trades may provide research, brokerage products or other services (collectively "Products and Services"). The Products and Services may be useful for all client accounts, and not all research may be useful for the account for which the particular transaction was effected. Kennedy Capital may select broker-dealers that may be paid commissions for effecting transactions for clients that exceed the amounts other broker-dealers would have charged for effecting these transactions if it determines in good faith that such amounts are reasonable in relation to the value of the Products and Services provided by those broker-dealers, viewed either in terms of a particular transaction or in the overall duty to clients.

Products and Services may be used by Kennedy Capital for itself and/or in servicing some or all of its clients. In addition, some Products and Services may not necessarily be used for an account even though the account's commission dollars (or other transaction charges) helped to provide for the Products and Services. A client, therefore, may not, in any particular instance, be the direct or indirect beneficiary of the Products and Services provided.

Products and Services may either be provided by a broker-dealer, or paid for by a broker-dealer (either by direct or reimbursement payments - in whatever form - or by commissions, mark-ups, mark-downs or credits or by any other means) to be provided by others. The availability of such Products and Services may create a conflict between the interests of the client in obtaining the lowest cost execution and the interest in obtaining such services. Products and Services may be in any form (e.g., written, oral or online) and may include (but are not limited to): research products or services; clearance; settlement; on-line pricing and financial information; access to computerized data regarding clients' accounts; performance measurement data and services; portfolio strategy advice; market, economic and financial information; statistical information; data on the pricing and availability of securities; publications; electronic market quotations; document retrieval services; analyses concerning specific securities, companies, governments or sectors; market, economic, political and financial studies and forecasts; industry and company comments; technical data, recommendations and general reports; quotation services; custody; brokerage; and computer databases.

In addition, several brokers through whom Kennedy Capital executes orders provide proprietary research on general economic trends or particular companies. Kennedy Capital also periodically obtains opinions from health care providers or other industry experts on industries in general as well as on specific companies or technologies, and these providers may be compensated by a broker-dealer on Kennedy Capital's behalf. In many cases, third-party research and other services are provided by means of orders executed through brokers unrelated to the provider of research or other services.

Execution Services. Kennedy Capital, in recommending broker-dealers to clients, need not solicit competitive bids and does not have an obligation to seek the lowest available transaction cost (e.g., commission cost). It is generally not Kennedy Capital's practice to negotiate "execution only" transaction costs (e.g., commission rates); thus, clients may be deemed to be paying for Products and Services provided by the broker-dealer which are included in the transaction charges. When Kennedy Capital determines that more than one broker-dealer can offer the brokerage and execution services needed to obtain the best available price and most favorable execution, consideration may be given to recommending those broker-dealers which also supply Products and Services that assist in fulfilling investment advisory responsibilities. Products and Services may be used by Kennedy Capital or affiliates and/or in servicing some or all of Kennedy Capital's clients.

Mixed-Use Products and Services. In some instances, Kennedy Capital may receive Products and Services that may be used for both research/brokerage and non-research/brokerage purposes. In such instances, Kennedy Capital will make a good faith effort to determine the relative proportion of the Products and Services used for research/brokerage purposes and the relative proportion used for non-research/brokerage purposes. The proportion of the Products and Services attributable to research/brokerage purposes will be paid through brokerage commissions generated by client transactions; the proportion attributable to non-research/brokerage purposes will be paid for or reimbursed from Kennedy Capital's own resources. The receipt of "mixed-use" Products and Services and the determination of an appropriate allocation between research/brokerage and non-research/brokerage purposes create a potential conflict of interest between Kennedy Capital and its clients.

Benefits to Kennedy Capital. An adviser that uses client brokerage commissions to obtain research (whether proprietary or third-party), products, or services receives a benefit because it does not have to produce or pay for the research, products, or services itself. Consequently, the adviser may have an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a desire to obtain the most favorable execution, which is in the clients' best interest. Kennedy Capital seeks to obtain overall best execution for client transactions and in the selection of broker-dealers taking into account the value of the Products and Services of the type contemplated under Section 28(e) of the Securities Exchange Act of 1934, as amended, that are provided by broker-dealers.

Kennedy Capital's expenses likely would be increased if it attempted to generate these additional brokerage and research products and services through its own efforts, or if it paid for these brokerage and research products or services with its own resources. Some of these brokerage and research products or services may be provided at no additional cost to Kennedy Capital or have no explicit cost associated with them. In addition, Kennedy Capital may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Kennedy Capital Decision-Making Process. In choosing brokers to execute portfolio transactions for the fund, Kennedy Capital may select brokers that provide soft dollar Products and Services to the funds and/or the other accounts over which Kennedy Capital has investment discretion. Section 28(e) provides that Kennedy Capital, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Kennedy Capital must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or Kennedy Capital's overall responsibilities with respect to the accounts as to which it exercises investment discretion. The services provided by the broker also must lawfully and appropriately assist Kennedy Capital in the performance of its investment decision-making responsibilities. Accordingly, the fund may pay broker commissions higher than those available from another broker in recognition of the broker's provision of Soft Dollar Products to Kennedy Capital.

Research Contracts. Kennedy Capital has entered into an agreement for certain business consulting services with an independent contractor who is also a consultant for one of the broker-dealers Kennedy Capital uses for trade execution services. In addition, the same broker-dealer provides proprietary research services to Kennedy Capital and pays for the consulting fees charged by the consultant which are paid for by means of client commissions. This contractual arrangement has been made by and between the business consultant and Kennedy Capital Management, Inc., and the broker-dealer is not a party to it. This arrangement has not caused Kennedy Capital to alter its use of this broker-dealer nor has it caused Kennedy Capital to commit to or pay additional commissions for client transactions.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Kennedy Capital may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Kennedy Capital may be able to obtain better execution and negotiate more favorable brokerage commissions for its clients by "bunching" orders in the same security with the objective of purchasing a block of stock for various clients. Whenever Kennedy Capital determines that it is in the client's best interest to bunch client orders, it will attempt to execute the transactions in this manner.

Shares purchased in bunched transactions are generally allocated pro-rata relative to account assets among the clients for whom the stock is being purchased subject to adjustment for additional factors, including: 1) cash availability within specific accounts, 2) consideration of minimum distribution of shares bought for an account, 3) portfolio sector balancing, and 4) building the percentage of assets invested in the stock in selected accounts. Allocations may also reflect the judgment of the portfolio manager as to the specific needs of an account, such as the need for cash. Shares allocated in accordance with these procedures are priced based on the average price of the executions.

A portfolio manager may work a particular stock without competition from other internal orders until the stock reaches a full position for the accounts in the composite/group. If the stock is being purchased by more than one composite/group, the shares are allocated in accordance with procedures that Kennedy Capital believes to be appropriate and equitable to each account.

Massachusetts Financial Services Company (MFS).

Specific decisions to purchase or sell securities for the fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all Fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best price and execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can meet a high standard of quality regarding execution services. MFS may also place value on a broker/dealer's ability to provide useful research assistance. MFS takes into account all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, including the quality of the broker/dealer's research.

In certain circumstances, such as a buy in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if the Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense. Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.

Commission rates vary depending upon trading techniques, methods, venues and broker/dealers selected as well as the market(s) in which the security is traded and its relative liquidity. As noted above, MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions. MFS periodically and systematically reviews the performance of the broker/dealers that execute Fund transactions, including the commission rates paid to broker/dealers by considering the value and quality of brokerage and research services provided. The quality of a broker/dealer's services is measured by analyzing various factors that could affect the execution of trades. These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, research provided to MFS, and accommodation of the MFS's special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer, including electronic communication networks, or on a principal basis at net prices without commissions, but which include compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the Funds.

In allocating brokerage, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best price and execution for Fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)''), MFS may cause the Funds to pay a broker/dealer which provides "brokerage and research services" (as defined by the Securities Exchange Act of 1934, as amended) to MFS an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the effecting broker/dealer viewed in terms of either a particular transaction or MFS's overall responsibilities to the Funds and its other clients. "Commissions,'' as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions placed in the NASDAQ market.

The term "brokerage and research services'' includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services ("Research'') includes statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations. Such brokerage and research services are provided to MFS for no consideration other than brokerage or underwriting commissions. In determining whether a service or product qualifies as "brokerage and research services," MFS evaluates whether the service or product provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the brokerage and research services MFS receives from brokers. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions is based primarily on the professional opinions of the persons responsible for the placement and review of such transactions.

MFS has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing or settling securities transactions on behalf of Funds ("Executing Brokers") which provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions ("Pooled Commissions") to providers of Research ("Research Providers"). Such Research Providers produce Research for the benefit of MFS.

Because a Research Provider may play no role in executing client securities transactions, any Research prepared by that Research Provider may constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the Funds' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

From time to time, MFS prepares a list of Research Providers that have been deemed by MFS to provide valuable Research ("Research Firms'') as determined periodically by MFS' investment staff ("Research Votes"). Executing Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with MFS' obligation to seek best execution for its client accounts. MFS uses a Research Vote as a guide for allocating Pooled Commissions. Compensation for Research may also be made pursuant to commissions paid on trades ("Trade Commissions") executed by a Research Provider who is registered as a broker/dealer ("Broker Provider"). Under normal circumstances, Executing Brokers are compensated for Research solely through Trade Commissions. To the extent that payments for Research to a Broker Provider other than an Executing Broker are made pursuant to Trade Commissions, MFS will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research. However, MFS will reduce the amount of Pooled Commissions to be paid to that Broker Provider by less than the full amount of Trade Commissions paid to that Broker Provider. Research Votes are also used as a guide for allocating cash payments, if any, made by MFS from its own resources and Pooled Commissions to Research Firms that are not Broker Providers. Neither MFS nor the Funds have an obligation to any Research Firm if the amount of Trade Commissions and Pooled Commissions paid to the Research Firm is less than the applicable non-binding target. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Trade Commissions and Pooled Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

In effecting portfolio transactions on behalf of the Funds and MFS's other clients, MFS from time to time may instruct the broker/dealer that executes a transaction to allocate, or "step out," a portion of such transaction to another broker/dealer. The broker/dealer to which MFS has "stepped out" would then settle and complete the designated portion of the transaction, and the executing broker/dealer would settle and complete the remaining portion of the transaction that has not been "stepped out." Each broker/dealer may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

The advisory fee paid by each of the Funds to MFS is not reduced as a consequence of MFS's receipt of Research. To the extent the Funds' portfolio transactions are used to obtain Research, the brokerage commissions paid by the Funds might exceed those that might otherwise be paid for execution only. The Research received may be useful and of value to MFS or its affiliates in serving both the Funds and other clients of MFS or its affiliates; accordingly, not all of the Research provided by broker/dealers through which the Funds effect securities transactions may be used by MFS in connection with the Funds. MFS, through the use of the Research, avoids the additional expenses that it would incur if it attempted to develop comparable information through its own staff or if it purchased such Research with its own resources.

In certain instances there are securities that are suitable for the Funds' portfolios as well as for one or more of the other clients of MFS or of any subsidiary of MFS (or that MFS believes should no longer be held by the Funds' portfolios or by other clients of MFS or any subsidiary of MFS). It is possible that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment MFS, particularly when the same security is suitable for the investment objectives of more than one client. Transactions for each client are generally effected independently unless MFS determines to purchase or sell the same securities for several clients at approximately the same time. MFS may, but is not required to, aggregate purchases and sales for several clients and will allocate the trades in a fair and equitable manner, across participating clients. MFS has adopted policies that are reasonably designed to ensure that when two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. With respect to proprietary accounts of MFS or its subsidiaries, allocations of investment opportunities otherwise than in the context of equity initial public offerings, equity limited offerings or fixed income will be made on a pari passu basis as client accounts to accounts that have been established and seeded with: (1) not more than: (a) $25 million in a commingled vehicle advised by MFS or an affiliate that is available for purchase by unaffiliated third parties; or (b) $50 million, that is available for purchase by unaffiliated third parties and includes investments from unaffiliated third parties (collectively, "New MFS Funds"); or (2) not more than $25 million for the purpose of establishing a performance record to enable MFS or the subsidiary to offer the account's investment style to unaffiliated third parties or if the account is being offered to the general public. Other proprietary accounts will not participate in the investment opportunity until after it has been allocated to other accounts. Proprietary accounts include other accounts (1) owned beneficially solely by MFS or its subsidiaries; (2) in which the officers and employees of MFS or trustees/managers of any registered investment companies for which MFS serves as the primary investment advisor are the principal owners; or (3) invested in an investment strategy that is 25% or more owned by MFS or any of its direct or indirect subsidiaries, its officers and employees and that MFS has determined in its discretion to be an alternative account. With respect to allocations of equity initial public offerings, equity limited offerings or fixed income limited offerings, these policies prohibit allocations to: (1) Private Portfolio Management accounts; (2) accounts principally owned by officers or employees of MFS or its subsidiaries or trustees/managers of any registered investment companies for which MFS serves as the primary investment advisor and which are not being offered to unaffiliated third parties; or (3) a proprietary account (other than a New MFS Fund). However, these policies do not prohibit allocations to funds or other accounts owned beneficially by Sun Life of Canada (U.S.) Financial Services Holdings, Inc., or Sun Life Financial Inc., or their affiliates other than MFS and its direct and indirect subsidiaries.

It is recognized that in some cases this system could have a detrimental effect on the price or availability of a security as far as the Funds are concerned.

Neuberger Berman Management LLC (Neuberger Berman).

In determining the broker through which, and the transaction cost at which securities transactions for clients are to be effected, Neuberger Berman seeks to obtain the best results for the client. Neuberger Berman takes into consideration such relevant factors as price, the broker's execution ability, reliability and financial responsibility and the ability to help effect the transaction by contributing to critical elements as timing and order size. Commission rates, being a component of purchase/sale price are also considered as a factor. Neuberger Berman does not obligate itself to seek the lowest commission cost except to the extent that it contributes to the overall goal of obtaining the best results for clients.

Transactions are reviewed on a daily basis at the trading and portfolio management level, and periodically by senior trading management. On a quarterly basis, the firm's transaction committee meets and reviews all of the firm's equity transaction using ITG's Transaction Cost Analysis (TCA) product. ITG is an independent firm whose TCA benchmarking product analyzes Neuberger's equity execution quality. The Portfolio Transactions Committee of the Neuberger Berman Mutual Funds also reviews the ITG analysis.

On an annual basis the Head Trader of Neuberger Berman's Equity Trading Desk and the CIO, Equities perform a comparative review of Neuberger Berman's commission rates against the Greenwich Associates peer review survey. Neuberger Berman utilizes this survey as a means to assess its average blended commission rate. Neuberger Berman's trading desk monitors its targeted blended rate through various internal commission reports.

Pyramis Global Advisors, LLC (Pyramis).

The Selection of Securities Brokers and Dealers

Pyramis or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Pyramis, to execute the fund's portfolio securities transactions, Pyramis or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Pyramis' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Pyramis or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and character of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Pyramis and/or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for lessening or avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

In seeking best qualitative execution for portfolio securities transactions, Pyramis and/or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Pyramis and/or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Pyramis and/or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Pyramis or in other limited situations. In those situations, the commission rate paid to the second broker is generally the same as the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Pyramis and/or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Pyramis) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Pyramis or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Pyramis' or its affiliates' own research activities in providing investment advice to the fund. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Pyramis or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in their investment decision-making process (mixed-use products or services). In those circumstances, Pyramis or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefits to Pyramis. Pyramis' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these products or services with their own resources. However, the trading desks of Pyramis and its affiliates are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that Pyramis or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Pyramis or its affiliates or might not have an explicit cost associated with them. In addition, Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Pyramis' Decision-Making Process. In connection with the allocation of fund brokerage, Pyramis or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Pyramis or its affiliates, viewed in terms of the particular transaction for the fund or Pyramis' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Pyramis or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Pyramis, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Pyramis or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Pyramis or its affiliates.

Research Contracts. Pyramis or its affiliates have arrangements with certain third-party research providers and brokers through whom Pyramis or its affiliates effect fund trades, whereby Pyramis or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Pyramis or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Pyramis or its affiliates, or that may be available from another broker. Pyramis' or its affiliates' determination to pay for research products and services separately (e.g., with hard dollars), rather than bundled with fund commissions, is wholly voluntary on Pyramis' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Pyramis or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Pyramis) who have entered into arrangements with Pyramis or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Pyramis or its affiliates may be authorized to place portfolio transactions with Fidelity Capital Markets (FCM), a division of NFS, an affiliated broker-dealer of Pyramis and its affiliates, or other broker-dealers with whom they are under common control, and use CrossStream, an alternative trading system operated by NFS, if they reasonably believe the quality of the transaction is comparable to what it would be with other qualified broker-dealers. With respect to trades that are executed by Pyramis' affiliates, Pyramis and such affiliate seek to ensure that the trade execution obtained is comparable to that of unaffiliated brokers and that the continued use of such affiliate is appropriate. In addition, Pyramis or its affiliates may place trades with broker-dealers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Pyramis or its affiliates may effect spot foreign currency transactions with foreign currency dealers or may engage a third party to do so.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Pyramis or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Pyramis or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Pyramis to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

RS Investment Management Co. LLC (RS Investments).

Investment decisions are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. RS Investments may aggregate client sale and purchase orders for securities with similar orders being made simultaneously for other clients, if, in RS Investments' reasonable judgment, such aggregation is reasonably likely to result generally in reduced market impact and/or lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for some of RS Investments' clients will be affected simultaneously with the purchase or sale of like securities for other of the RS Investments' clients. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. Pursuant to RS Investments' policies regarding the aggregation of transactions for clients' accounts, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transactions. As a result, the transaction price may be more or less favorable to a client than it would have been if similar transactions were not being executed concurrently for other accounts or if the client paid the actual (as opposed to average) transaction price for its purchase/sale. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investments employs a professional staff of portfolio managers who draw upon a variety of resources for research information for its advisory clients.

Transactions on U.S. stock exchanges and the NASDAQ Stock Market ("NASDAQ"), commodities markets, and futures markets and other agency transactions involve the payment by the advisory client of negotiated brokerage commissions. Transactions on exchanges may be executed with a broker-dealer on an agency or principal basis. Broker-dealers serving as primary market makers may be compensated by commission or from the purchase price proceeds. Purchases of underwritten public offerings or private placements include a commission or a concession paid by the issuer to a member of the underwriting syndicate or selling group. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.

RS Investments places all orders for the purchase and sale of portfolio investments for its advisory clients and buys and sells investments through a substantial number of brokers and dealers. RS Investments' agreements with its clients generally allow RS Investments to determine the brokers or dealers that it uses to effect securities transactions for a client's account and to determine the commission rate or compensation paid to the broker or dealer effecting each transaction. RS Investments seeks best execution on its clients' portfolio transactions except to the extent RS Investments may be permitted to pay higher brokerage commissions as described below. In selecting broker-dealers and evaluating the overall reasonableness of brokerage commissions, RS Investments, having in mind a client's best interests, considers all factors it deems relevant, including, by way of illustration, competitiveness of commission rates and spreads, size of the order, nature of the market for the security, experience of the broker-dealer, research capabilities of the broker-dealer, clearance and settlement capabilities, evaluations of execution quality by consultant, and broker credit worthiness, reputation, and integrity.

RS Investments may sometimes instruct a broker through whom it executes a securities transaction to allocate all or a certain number of shares on an executed transaction to another broker-dealer for settlement ("step-out") and each broker may receive a portion of the commission. RS Investments may also instruct a broker to pay a portion of a commission to another broker that performs services in respect of the transaction in question but does not execute the transaction.

As permitted by Section 28(e) of the Exchange Act, RS Investments may, on behalf of a client, pay a broker or dealer that provides "brokerage and research services" (as defined in the Exchange Act) to RS Investments an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission that another broker or dealer would have charged for effecting that transaction, if RS Investments determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or RS Investments' overall responsibilities to the client and to other client accounts over which RS Investments exercises investment discretion. Such research services include proprietary research created internally by a broker or by a third-party provider (and made available to RS Investments by a broker) such as, for example, individual stock information and research, industry and sector analysis, trend analysis and forecasting, and discussions with individual stock analysts. In addition, a broker may accumulate credits for RS Investments' account and use them to purchase brokerage and research services at RS Investments' discretion and based on RS Investments' determination of the relative benefits of the various services available for purchase. These arrangements are commonly known as "commission sharing arrangements." Accordingly, RS Investments' clients may be deemed to be paying for research and these other services with "soft" or commission dollars. Research furnished by brokers or dealers or pursuant to credits accumulated at brokers or dealers through commission sharing arrangements may be used in servicing any or all of RS Investments' clients and may be used for client accounts other than those that pay commissions to the broker or dealer providing the research. RS Investments also may receive soft dollar credits based on certain "riskless" principal securities transactions with brokerage firms. With respect to certain products and services used for both research/brokerage and non-research/brokerage purposes, RS Investments generally allocates the costs of such products and services between their research/brokerage and non-research/brokerage uses, and generally uses soft dollars to pay only for the portion allocated to research/brokerage uses. Examples of products and services used for non-research/brokerage purposes (and not paid for with soft dollars) include equipment, exchange data (e.g., quotes, volume), and access to research by RS Investments' traders and performance analysts. Some of these services may be of value to RS Investments and their affiliates in advising various of their clients, although not all of these services are necessarily useful and of value in managing the clients' accounts. The management fee paid by advisory clients is not reduced because RS Investments or its affiliates receive these services even though RS Investments might otherwise be required to purchase some of these services for cash. RS Investments' authority to cause an advisory client to pay any such greater commissions is also subject to such policies as RS Investments may adopt from time to time.

RS Investments' relationships with brokerage firms that provide soft dollar services to RS Investments (including brokerage firms that participate in commission sharing arrangements) may influence RS Investments judgment and create conflicts of interest, both in allocating brokerage business between firms that provide soft dollar services and firms that do not, and in allocating the costs of mixed-use products between their research and non-research uses. When RS Investments uses client brokerage commissions to obtain research or other products or services, RS Investments receives a benefit because it does not have to produce or pay for such research, products, or services. As such, RS Investments has an incentive to select or recommend a broker-dealer based on RS Investments interest in receiving the research or other products or services, rather than on RS Investments clients' interest in receiving most favorable execution. Client trades executed through these brokers or any other brokerage firm may not be at the lowest price otherwise available. RS Investments maintains policies and procedures designed to address such conflicts.

RS Investments maintains detailed information regarding the services and products it receives from brokers (including services and products received through commission sharing arrangements) and periodically evaluates the nature and quality of these services and products by means of a quarterly internal voting process during which RS Investments' portfolio managers and research analysts rank brokers based on the nature and quality of the services and products they have provided. Taking into account RS Investments' obligation to seek best execution, traders typically allocate orders and divide commissions based on such evaluations, as well as on their own quarterly review of broker-dealer capabilities.

Systematic Financial Management, L.P. (Systematic).

Best Execution

It is Systematic's duty to seek the best overall execution of transactions for client accounts consistent with the Firm's judgment as to the business qualifications of the various broker-dealers with which Systematic may do business. In selecting broker-dealers to effect securities transactions for clients, Systematic will select broker-dealers based on its consideration of the broker's financial soundness, the broker's ability to effectively and efficiently execute, report, clear and settle the order, provide valuable research, commit capital, timely and accurately communicate with Systematic's trading desk and operations team and charge commission rates which, when combined with these services, will produce the most favorable total cost or proceeds for each transaction under the circumstances. "Best execution" is generally understood to mean the most favorable cost or net proceeds reasonably obtained under the circumstances.

Systematic's approach to seeking best execution focuses on consideration of explicit commission costs or spreads as well as on critically important factors such as minimizing market impact and price movements and achieving the Firm's overall investment goals. The Firm seeks to negotiate commission rates which, when combined with the factors used in the selection of brokers, will produce the most favorable total cost or proceeds for each transaction under the circumstances. Systematic is not obligated to choose the broker-dealer offering the lowest available commission rate if, in the Firm's reasonable judgment, there is a risk that the total cost or proceeds from the transaction may be less favorable than may be obtained elsewhere, or, if a higher commission is justified by trading provided by the broker-dealer, or if other considerations, such as those set forth above dictate utilizing a different broker-dealer. While Systematic's approach seeks to contain explicit trading costs, these considerations may not predominate in seeking to achieve the Firm's overall investment goals.

Selection Factors for Brokers

If the client engages Systematic on a fully discretionary basis, Systematic will select a broker based on a number of factors, which may include but are not limited to the following: the broker's financial soundness, the broker's ability to effectively and efficiently execute, report, clear and settle the order, provide valuable research, commit capital, timely and accurately communicate with Systematic's trading desk and operations team; research services provided in connection with soft dollar arrangements; and similar factors. Recognizing the value of these factors, Systematic may allow a brokerage commission in excess of that which another broker might have charged for effecting the same transaction.

When selecting trading venues on which to execute an order, Systematic generally considers whether it has viable options among trading venues such as different markets or trading systems. If options exist, Systematic may consider executing part or all of the trade order using an Alternative Trading System ("ATS"). These systems can, but not always, permit at least as favorable a quality of execution as may occur using conventional brokers on conventional exchanges. These systems may reduce the role of market makers and can assist buyers and sellers in dealing directly with each other, thereby increasing market anonymity. ATS's may also offer limited market impact, lower commissions, and protection of proprietary information with respect to relatively liquid securities. At times however, these systems may also present certain limitations. In certain trading circumstances, given time constraints, priority trading needs, lack of liquidity or other conditions use of such alternative trading systems may be impractical. Systematic is not required to use alternative trading systems in any particular circumstances.

Commission Rates

Systematic obtains information as to the general level of commission rates being charged by the brokerage community from time to time and periodically evaluates the overall reasonableness of brokerage commissions paid on client transactions by reference to such data.

Systematic periodically reviews the past performance of the exchange members, brokers, or dealers with whom it has been placing order to execute portfolio transactions in light of the factors discussed above. Systematic may cease to do business with certain exchange members, brokers or dealers whose performance may not have been competitive or may demand that such persons improve their performance before receiving any further orders.

Systematic monitors the commission rates paid by clients whose transactions are executed with or through brokers selected by the Firm. As appropriate and warranted, the Firm takes steps to renegotiate its commission rates where the Firm has discretion to choose the broker with which the transaction is to be executed. Systematic also uses soft dollars which may result in client's paying higher commission rates than what may be available for execution-only trades, as further described under the Soft Dollar disclosure below.

Systematic shall not be responsible for obtaining competitive bids on directed trades done on a net basis. Systematic may be unable to obtain a more favorable price based on transaction volume on transactions that cannot be aggregated with transactions of its other advisory clients. Systematic may enter certain orders after other clients' orders for the same security, with the result that market movements may work against the client.

Trade Allocation and Aggregation

Trade allocation decisions are made among client accounts to ensure fair and equitable treatment of client accounts over time. Investment decisions are generally applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. Systematic, when rebalancing individual accounts, may or may not have an opportunity to aggregate or "bunch" trades; thus there may be disparity in price or commissions among clients. When the brokerage firm has not been designated by the clients, Systematic may, but is not obligated to, aggregate or "bunch" trades of securities to be purchased or sold into block trades in order to seek the most favorable execution and lower brokerage commissions in such manner as Systematic deems equitable and fair to the clients. As a general rule, all accounts for which trades are aggregated will receive the same average execution price for that day. All allocations of block trades, including expenses incurred in the transaction, shall be made on a fair and equitable basis over time, to the extent practicable, without favoring any account or type of account or client over another over a period of time. In cases when a trade is not completed in a single "bunched" day, Systematic will allocate the traded shares on a pro-rata basis among all of the accounts in the trade block. Systematic is not obligated to aggregate trades in any circumstances.

The choice of the method of trade allocation will be based on various factors including how much of the total block was completed and the liquidity of the issue being traded.

Although Systematic generally seeks to allocate investment opportunities as fairly and equitably as possible over the long term, Systematic cannot assure the equal participation of every client in every investment opportunity or every transaction. Systematic may determine that a limited supply or demand for a particular opportunity or investment or other factors noted above may preclude the participation of some clients in a particular investment opportunity or trade.

Initial Public Offerings

Initial public offerings ("IPOs") and certain secondary offerings often present limited opportunities for client participation because not all clients are eligible to participate in every offering; the number of shares of each offering allotted to Systematic may be too small to permit meaningful participation by all clients that may be eligible to participate; and the number and nature of offerings generally may be dependent upon market or economic factors beyond the Firm's control.

IPOs typically do not qualify for the traditional value style portfolios managed by Systematic due to a lack of earnings and/or cash flows associated with a new issuance. In the event that Systematic participates in any initial public offerings and other securities with limited availability, Systematic allocates IPOs among client accounts in a fair and equitable manner over time, taking into consideration factors such as client account objectives and preference, investment restrictions, account sizes, cash availability, and current specific needs. Systematic generally seeks to ensure that over the long term, each eligible client with the same or similar investment objectives will receive an equitable opportunity to participate in such offerings, and that no eligible client will be unfairly disadvantaged, subject to limitations noted above. Secondary offerings are generally allocated to non-directed accounts based on product style and account size. Systematic's Wrap accounts and non-discretionary program (or directed accounts) are generally not eligible for IPOs.

Soft Dollars

Consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended Systematic may direct certain transactions for execution to certain broker/dealers in recognition of brokerage and research services provided by those broker/dealers and/or other third-party providers. The practice of obtaining research in this manner is referred to as using "soft dollars." Systematic may facilitate its use of soft dollars through traditional soft dollar arrangements, commission sharing arrangements ("CSAs") and/or "full service" broker/dealers offering "bundled" services. The products and services provided are either proprietary (created and provided by the broker/dealer, including tangible research products, as well as, for example, access to company management or broker/dealer generated research reports) or third-party (created by the third-party, but provided by the broker/dealers), and, may include, investment research (either directly or through publications or reports) as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities, presentation of special situations and trading opportunities, advice concerning trading strategy, and analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of specific strategies. This practice of generating and using soft dollars generally causes clients to pay a broker/dealer a commission rate higher than a broker/dealer would charge for execution only services.

In the allocation of brokerage, Systematic may give preference to those broker/dealers that provide research products and services, either directly or indirectly, so long as Systematic believes that the selection of a particular broker/dealer is consistent with Systematic's duty to seek best execution. To the extent that Systematic is able to obtain such products and services through the use of clients' commission dollars, it reduces the need to produce the same research internally or through outside providers for hard dollars and thus provides an economic benefit to Systematic and its clients. As an example, Systematic has received research services relating to data used by the investment team for attribution analysis and risk control purposes; software that has substantial data, alpha and risk models and the ability to track news events on portfolios, and industry-specific information, which Systematic has found useful in its research process. Systematic may have an incentive to select a broker/dealer in order to receive such products and services whether or not the client receives best execution. On an ongoing basis, Systematic monitors the research and brokerage services received to ensure that the services received are reasonable in relation to the brokerage allocated.

Products and services which provide lawful and appropriate assistance to Systematic's investment decision-making process may be paid for with commissions generated by client accounts to the extent such products and services were used in that process. Systematic allocates the cost of such products on a basis that it deems reasonable over time according to the various uses of the product, and maintains records to document this allocation process. Systematic does not, as a matter of practice, employ step-out transactions for the purpose of securing such products and services.

In traditional soft dollar arrangements, trades placed by Systematic with certain broker-dealers generate soft dollars based upon the amount of commissions associated with Systematic's trades. An agreement between Systematic and the broker-dealer then obligates the broker-dealer to pay for a specific research or brokerage product or service received by Systematic.

In addition to traditional soft dollar arrangements, Systematic may use CSAs, under which certain broker-dealers allocate a percentage of commissions generated by Systematic's trades with the broker-dealer to a pool of soft dollars. Systematic may use these commissions to obtain products or services provided by the broker/dealers ("proprietary research") or direct compensation from the pool to third party service providers, which may or may not be broker-dealers, pursuant to an agreement between Systematic and the broker/dealer. Through these pooled CSA structures, Systematic could conclude that if a broker dealer does not meet its requirements in terms of execution capabilities, yet provides valuable research, it could terminate any execution relationship and pay for the research through another broker/dealer. The CSAs enable Systematic to work more closely with certain key broker/dealers, and limit the broker/dealers with whom it trades, while still maintaining research relationships with broker/dealers that provide Systematic with research and research services.

Systematic may also receive unsolicited proprietary research from broker/dealers through which it trades. Proprietary research of this nature is generally part of a "bundle" of brokerage and research and is not separately priced. Any research received is used to service all clients to which it is applicable. Systematic executes trade orders with broker/dealers on the basis of best execution, without consideration of any unsolicited research services that it may receive. Systematic makes no attempts to link the acquisition of unsolicited research with any particular client transactions.

Systematic may also receive services which, based on their use, are only partially paid for through soft dollars. Any such service is considered "mixed-use" because it is used by Systematic for both research or brokerage and non-research, non-brokerage purposes, such as for administration or marketing. In each such case, Systematic makes a good faith determination of which portion of the service should be paid for with soft dollars and which portion should be paid for with hard dollars. Systematic allocates the cost of the products on a basis which it deemed reasonable according to the various uses of the product. Only that portion of the cost of the product allocable to research services would be paid with the brokerage commissions generated by fiduciary accounts and the non-research portion will be paid in cash by Systematic. Systematic retains documentation of the soft to hard dollar allocation for mixed-use items and periodically reviews this allocation.

Systematic uses the research products/services provided by broker/dealers through its soft dollar arrangements in formulating investment advice for any and all clients' accounts, including accounts other than those that paid commissions to the broker/dealers on a particular transaction. As a result, not all research generated by a particular client's trade will benefit that particular client's account. In some instances, the other accounts benefited may include accounts for which the accounts' owners have directed their portion of brokerage commissions to go to particular broker/dealers other than those that provided the research products/services. However, research services obtained through soft dollar transactions may be used in advising all accounts, and not all such services would necessarily be used by Systematic in connection with the specific account that paid commissions to the broker/dealer providing such services. From time to time, certain clients may request that Systematic not generate soft dollar credits on trades executed for their accounts. While Systematic may accommodate such requests in its discretion, trades for these clients generally do not experience lower transaction costs. In addition, the trading process for these clients may be adversely affected in other ways, including that the client may not participate in aggregated orders with clients that have not made such a request, therefore preventing the client from receiving the price and execution benefits of the aggregated order. In addition, and as with other directed or customized brokerage arrangements, the positions of these accounts in trade ordering and trade rotation may be impacted. Systematic reserves the right to reject or limit client requests of this type, and clients may be charged a premium for such arrangements.

For additional information regarding Systematic's use of soft-dollars, as well as its brokerage practices generally, please refer to Item 12 of Systematic's Form ADV Part 2A.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended February 28, 2013 and February 29, 2012, the fund's portfolio turnover rates were 66% and 11%, respectively. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

During the fiscal year ended February 28, 2013, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended February 28, 2013.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers Small-Mid Cap Multi-Manager Fund	Stifel Financial Corp.	$ 88,595

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended February 28, 2013 and February 29, 2012. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fiscal Year Ended February 28	Dollar Amount	Percentage of Average Net Assets
2013	$ 47,483	0.12%
2012+A	$ 32,292	0.09%

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

During the fiscal year ended February 28, 2013, the following brokerage commissions were paid to affiliated brokers:

Broker	Affiliated With	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Alger Inc.	Alger Management	$ 3,592	7.56%	3.97%

During the fiscal period December 20, 2011 to February 29, 2012, the following brokerage commissions were paid to affiliated brokers:

Broker	Affiliated With	Commissions
Alger Inc.	Alger Management	$ 761
Buckingham Research Group Inc.	Systematic	$ 9
Suntrust Capital Markets Inc.	Systematic	$ 23

The fund commenced operations on December 20, 2011 and, therefore, does not have any affiliated brokerage commissions to report for fiscal year ended February 28, 2011.

Brokerage commissions may vary significantly from year to year due to a variety of factors, including the types of investments selected by the sub-adviser(s), changes in transaction costs, and market conditions.

During the fiscal year ended February 28, 2013, the fund paid $32,309 in brokerage commissions to firms that may have provided research or brokerage services involving approximately $34,924,784 of transactions.

VALUATION

The class's NAV is the value of a single share. The NAV of the class is computed by adding the class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (Strategic Advisers Committee) to fulfill these oversight responsibilities. The Strategic Advisers Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its oversight responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by the fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Strategic Advisers Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by the fund, as well as portfolio securities and assets held by an underlying Fidelity non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. Strategic Advisers engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Strategic Advisers Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Strategic Advisers Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Strategic Advisers Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

Class F shares of the fund are available for purchase only by mutual funds for which Strategic Advisers or an affiliate serves as investment manager.

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. The fund's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Mary C. Farrell, each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate. Ms. Farrell oversees 20 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Roger T. Servison (1945)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (1964)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary and an Overseer of the Longy School of Music.

Amy Butte Liebowitz (1968)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz was the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-2012). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as an alumna of the World Economic Forum's Young Global Leader program.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, the Board of Trustees of Yale-New Haven Hospital and is a member of the Advisory Board of Fidelity Commonwealth Trust II.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental and DentaQuest) (2004-present), Director of Vera Bradley (2012-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of Directors of the Massachusetts Conference for Women (2008-present), Chairman of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Board of Directors of Jobs for Massachusetts (2012-present), National Association of Corporate Directors Chapter (2012-present), and Board of Directors of the Post Office Square Trust (2012-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (1966)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (1964)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (1969)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2012

Assistant Treasurer of the fund. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of the Fidelity funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (1973)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey also serves as Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Vice President, Associate General Counsel (2007-present), and is an employee of Fidelity Investments (2004-present).

Standing Committees of the Fund's Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Mses. Farrell and Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (Auditor Independence Regulations) of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the fund. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding the fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal auditors, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process and will receive reports from an outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will review periodically the fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and its service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended February 28, 2013, the committee held four meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz, Farrell, and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended February 28, 2013, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2012 (or as of March 31, 2013 for Ms. Farrell, Trustee as of March 5, 2013).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Mary C. Farrell	Amy Butte Liebowitz	Ralph F. Cox	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	none	none	over $100,000	none

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended February 28, 2013, or calendar year ended December 31, 2012, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND
Peter C. Aldrich
		Mary C. Farrell[2]	Amy Butte Liebowitz	Ralph F. Cox	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	$ 95	$ 0	$ 95	$ 95	$ 95
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 137,500	$ 0	$ 137,500	$ 137,500	$ 137,500

1 Roger T. Servison, Howard E. Cox, Jr., and Derek L. Young are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

2 Effective March 5, 2013, Ms. Farrell serves as a member of the Board of Trustees of Fidelity Rutland Square Trust II.

A Reflects compensation received for the calendar year ended December 31, 2012, for 26 funds of two trusts.

As of February 28, 2013, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2013, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

Class Name	Owner Name	City	State	Ownership %
Strategic Advisers Small-Mid Cap Multi-Manager Fund*	FIMM LLC	Boston	MA	99.63%
Strategic Advisers Small-Mid Cap Multi-Manager Fund: Class F	FIMM LLC	Boston	MA	58.01%
Strategic Advisers Small-Mid Cap Multi-Manager Fund: Class F	Strategic Advisers Multi-Manager 2035 Fund	Boston	MA	5.18%

* The ownership information shown above is for a class of shares of the fund.

As of February 28, 2013, approximately 99.42% of the fund's total outstanding shares was held of record and/or beneficially by FIMM LLC, Boston, MA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and Pyramis. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

ARI, a registered investment adviser, is a wholly owned subsidiary of Piper Jaffray Companies (PJC), which is an international investment firm.

Fred Alger Management, Inc. (Alger Management), a registered investment adviser, has been in the business of providing investment advisory services since 1964. Alger Management is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own in the aggregate in excess of 99% of the voting rights of Alger Associates.

Invesco, as successor in interest to multiple investment advisers, has been a registered investment adviser since 1976 and is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

Kennedy Capital is an independent, employee and director-owned advisory firm registered with the Securities and Exchange Commission pursuant to Section 203 of the Investment Advisers Act of 1940, as amended (the Act) that provides investment management services on a discretionary basis for taxable and tax-exempt institutions, investment companies, and individual clients. The directors, officers and/or employees of Kennedy Capital, who are deemed "control persons," all of whom have offices at the same address as Kennedy Capital, are: Richard Henry Sinise, Executive Vice President and Chief Portfolio Manager; Richard Ernest Oliver, Vice President and Chief Financial Officer; Richard Lee Todaro, Vice President and Research Analyst; Timothy Paul Hasara, Vice President and Portfolio Manager; Francis Andrew Latuda, Jr., Director, Vice President, and Chief Investment Officer; Randall Lee Kirkland, President and Chairman of the Board; Stephen Alan Mace, Vice President and Chief Operating Officer; Marilyn Kay Lammert, Vice President and Chief Compliance Officer; and Donald M. Cobin, Vice President, Director, and Portfolio Manager. Kennedy Capital also provides investment sub-advisory services to investment companies, a number of wrap fee programs, and to clients of consultants and other investment advisers.

MFS is a registered investment adviser, has its principal offices at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

Neuberger Berman, a registered investment adviser, is an indirect subsidiary of Neuberger Berman Group LLC ("Neuberger Berman Group"). The directors, officers and/or employees of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are: Joseph Amato and Robert Conti.

On May 4, 2009, NBSH Acquisition, LLC ("NBSH"), an entity organized by key members of Neuberger Berman Group's senior management, acquired a majority interest in the business conducted by Neuberger Berman Group, as well as the fixed income and certain alternative asset management businesses of Lehman Brothers Holdings Inc. ("LBHI"), LBHI's Investment Management Division (together with Neuberger Berman and Neuberger Berman Group, the "Acquired Businesses") (the "Acquisition"). Prior to that date, the predecessor in interest of Neuberger Berman Group was an indirect wholly owned subsidiary of LBHI. On September 15, 2008, LBHI filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code, and on December 22, 2008, the bankruptcy court having jurisdiction over the LBHI matter approved the sale of the Acquired Businesses to NBSH (or its successor or assign).

Through NBSH, portfolio managers, Neuberger Berman Group's management team, and certain of its key employees and senior professionals now indirectly own 72% of the voting equity of Neuberger Berman Group. LBHI and certain affiliates of LBHI own the remaining 28% of Neuberger Berman Group's voting equity.

Pyramis is a registered investment adviser. FMR LLC is the ultimate parent company of Pyramis. Information regarding the ownership of FMR LLC is disclosed above.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of Guardian, owns a majority of the ownership interests in RS Investments. No person other than GIS owns more than 25% of the ownership interests in RS Investments. The board of directors of RS Investments consists of eight members, including a chairman who is the Chief Executive Officer of Guardian, three other members designated by GIS, two members selected by RS Investments, one non-employee member selected by GIS and one non-employee member selected by the management of RS Investments.

Systematic was founded in 1982, as a registered investment adviser with the SEC pursuant to the Advisers Act, specializing in the management of value portfolios. In 1995, a majority stake in the firm was sold to Affiliated Managers Group (AMG), a holding company and publicly traded company that invests in mid-sized asset management firms. The firm was subsequently re-registered with the SEC as Systematic Financial Management, L.P. on April 10, 1995. In 1996, AMG brought in the current senior members of the investment management team. AMG currently holds a majority interest in Systematic through AMG's wholly owned subsidiary, Titan NJ LP Holdings LLC.

Strategic Advisers, ARI, Alger Management, Invesco, Kennedy Capital, MFS, Neuberger Berman, Pyramis, RS Investments, Systematic (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained ARI, Alger Management, Invesco, Kennedy Capital, MFS, Neuberger Berman, Pyramis, RS Investments, and Systematic to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.30% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets.

Effective January 1, 2013, Strategic Advisers has voluntarily agreed to waive 0.01% of the fund's management fee. This arrangement may be discontinued by Strategic Advisers at any time.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the past two fiscal years and the amount of waivers reducing management fees for the fund.

Fund	Fiscal Years Ended February 28	Management Fees Waived by Strategic Advisers	Management Fees Paid to Strategic Advisers	Management Fees Paid to Strategic Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Small-Mid Cap Multi-Manager Fund	2013	$ 306	$ 292,304	0.73%
	2012+A	--	$ 53,678	0.75%B

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

B Annualized.

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by Strategic Advisers will increase the class's returns, and repayment of the reimbursement by the class will decrease its returns.

Sub-Adviser - ARI. The fund and Strategic Advisers have entered into a sub-advisory agreement with ARI pursuant to which ARI may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays ARI fees based on the net assets of the portion of the fund managed by ARI pursuant to a separately negotiated investment mandate (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by ARI under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by ARI pursuant to that Strategy.

Sub-Adviser - Alger Management. The fund and Strategic Advisers have entered into a sub-advisory agreement with Alger Management pursuant to which Alger Management may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Alger Management fees based on the net assets of the portion of the fund managed by Alger Management pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Alger Management under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Alger Management pursuant to that Strategy.

Alger Management has not currently been allocated a portion of the fund's assets to manage.

Sub-Adviser - Invesco. The fund and Strategic Advisers have entered into a sub-advisory agreement with Invesco pursuant to which Invesco may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Invesco fees based on the net assets of the portion of the fund managed by Invesco pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Invesco under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Invesco pursuant to that Strategy.

Sub-Adviser - Kennedy Capital. The fund and Strategic Advisers have entered into a sub-advisory agreement with Kennedy Capital pursuant to which Kennedy Capital may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Kennedy Capital fees based on the net assets of the portion of the fund managed by Kennedy Capital pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Kennedy Capital under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Kennedy Capital pursuant to that Strategy.

Sub-Adviser - MFS. The fund and Strategic Advisers have entered into a sub-advisory agreement with MFS pursuant to which MFS may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MFS fees based on the net assets of the portion of the fund managed by MFS pursuant to a separately negotiated investment mandate (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by MFS under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MFS pursuant to that Strategy.

Sub-Adviser - Neuberger Berman. The fund and Strategic Advisers have entered into a sub-advisory agreement with Neuberger Berman pursuant to which Neuberger Berman may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Neuberger Berman fees based on the net assets of the portion of the fund managed by Neuberger Berman pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Neuberger Berman under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Neuberger Berman pursuant to that Strategy.

Sub-Adviser - Pyramis. The fund and Strategic Advisers have entered into a sub-advisory agreement with Pyramis pursuant to which Pyramis may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the net assets of the portion of the fund managed by Pyramis pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Pyramis under a particular Strategy based on the following rate schedule:

Small-Mid Cap:
0.50% of the first $200 million in assets;
0.45% of the next $200 million in assets; and
0.40% on any amount in excess of $400 million in assets

Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Pyramis pursuant to that Strategy.

Sub-Adviser - RS Investments. The fund and Strategic Advisers have entered into a sub-advisory agreement with RS Investments pursuant to which RS Investments may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays RS Investments fees based on the net assets of the portion of the fund managed by RS Investments pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by RS Investments under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by RS Investments pursuant to that Strategy.

Sub-Adviser - Systematic. The fund and Strategic Advisers have entered into a sub-advisory agreement with Systematic pursuant to which Systematic may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Systematic fees based on the net assets of the portion of the fund managed by Systematic pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Systematic under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Systematic pursuant to that Strategy.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to Pyramis for the past two fiscal years.

Fund	Fiscal Years Ended February 28	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis as a % of Average Net Assets of the Fund
Strategic Advisers Small-Mid Cap Multi-Manager Fund	2013	$ 14,478	0.04%
	2012+A	$ 2,652	0.04%B

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

B Annualized.

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the past two fiscal years.

Fund	Fiscal Years Ended February 28	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Small-Mid Cap Multi-Manager Fund	2013	$ 158,859	0.40%
	2012+A	$ 28,586	0.40%B

+ Fiscal year ended February 29.

A Fund commenced operations on December 20, 2011.

B Annualized.

Portfolio Manager Compensation - Strategic Advisers. Barry Golden is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Golden is the lead portfolio manager of the fund effective April 30, 2013 and receives compensation for his services. As of April 30, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the Russell 2500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar® Small Blend Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Golden as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,436	none	none
Assets Managed with Performance-Based Advisory Fees	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($47 (in millions) assets managed).

As of May 31, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Golden was none.

Portfolio Manager Compensation - ARI. ARI manages its allocated portion of the fund's portfolio on a team basis, with portfolio managers James M. Langer and Matthew K. Swaim.

ARI's compensation structure/levels for staff and professionals are, by design, higher than industry levels. ARI believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio managers are compensated with competitive salaries, annual bonuses that are based on overall job performance and retirement benefits. Bonuses are discretionary and determined by ARI's CEO. The success of ARI and the individual employees' contribution to that success is the primary determinant of incentive compensation. This compensation structure is designed to align the best interests of its clients with the management of the portfolio.

In addition, as part of ARI's merger with PJC in early 2010, PJC stock (with a vesting schedule over 5 years) was gifted to key employees as a retention bonus. Going forward, equity ownership is expected to be part of ARI's long term succession efforts to all employees.

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the fund and/or other account. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the fund. ARI has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, ARI has adopted procedures for allocating portfolio transactions across multiple accounts.

ARI determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which ARI acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), ARI may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for the fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

ARI has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The following table provides information relating to other accounts managed by Mr. Langer as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	13	817
Number of Accounts Managed with Performance-Based Advisory Fees	none	3	7
Assets Managed (in millions)	$ 416	$ 696	$ 4,967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 202	$ 301

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($6 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Langer was none.

The following table provides information relating to other accounts managed by Mr. Swaim as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	13	817
Number of Accounts Managed with Performance-Based Advisory Fees	none	3	7
Assets Managed (in millions)	$ 416	$ 696	$ 4,967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 202	$ 301

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($6 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Swaim was none.

Portfolio Manager Compensation - Invesco. Invesco portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for Invesco's investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in the table below.

Sub-Adviser	Performance time period[1]
Invesco[2]	One-, Three- and Five-year performance against Fund peer group

1 Rolling time periods based on calendar year-end.

2 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Deferred/Long Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.'s Board of Directors. Awards of deferred/long term compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.
  If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Invesco has adopted procedures for allocating portfolio transactions across multiple accounts.
  Invesco determines which broker to use to execute each order for securities transactions for the fund, consistent with its duty to seek best execution of the transaction. However, for certain other accounts Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.
  Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Juliet Ellis, managing director, is a portfolio manager and she is lead portfolio manager of Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund and Invesco V.I. Small Cap Equity Fund. Ms. Ellis is also chief investment officer (CIO) of Invesco's Domestic Growth Investment Management Unit. Ms. Ellis joined Invesco in 2004. Prior to joining Invesco, Ms. Ellis was Managing Director of JPMorgan Fleming Asset Management. She also served as senior portfolio manager for JPMorgan's Dynamic Small Cap Growth and Small Cap Core strategies and was responsible for the management of over $2 billion in assets. Ms. Ellis began her investment career in 1981 as a financial consultant with Merrill Lynch. She joined JPMorgan in 1987 as a senior equity analyst where she also served as an assistant portfolio manager and director of equity research before being promoted to senior portfolio manager in 1993 and managing director in 2000. Ms. Ellis is a Cum Laude and Phi Beta Kappa graduate of Indiana University with a Bachelor of Arts degree in economics and political science. She is a CFA charterholder.

Juan Hartsfield is a portfolio manager affiliated with the management of Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund and Invesco V.I. Small Cap Equity Fund. Prior to joining Invesco in 2004, Mr. Hartsfield was a portfolio manager with JPMorgan Fleming Asset Management, where he was involved with the management of over $2 billion in various small-cap portfolios. Prior to joining JPMorgan, Mr. Hartsfield served as an associate with Booz Allen & Hamilton. Mr. Hartsfield earned a Bachelor of Science degree in petroleum engineering from the University of Texas and a Master of Business Administration from the University of Michigan. He is a CFA charterholder.

Clay Manley is a portfolio manager affiliated with the management of Invesco Small Cap Growth Fund. Mr. Manley joined Invesco Ltd. (formerly Invesco PLC) in 2001 in its Corporate Associate Program, working with fund managers throughout Invesco Ltd., before joining Invesco as an equity analyst in 2002. He was promoted to his current position in 2008. Prior to joining Invesco he was an analyst with Sterne, Agee and Leach, Inc., where he specialized in analysis of the telecommunications and information technology services industries. Mr. Manley earned a Bachelor of Arts degree with cum laude honors in history and geology at Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. He is a CFA charterholder.

The following table provides information relating to other accounts managed by Ms. Ellis as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,006	$ 661	$ 148
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Ms. Ellis was none.

The following table provides information relating to other accounts managed by Mr. Hartsfield as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	2	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,407	$ 703	$ 148
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Hartsfield was none.

The following table provides information relating to other accounts managed by Mr. Manley as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,763	none	$ 148
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Manley was none.

Portfolio Manager Compensation - Kennedy Capital. Kennedy Capital's compensation structure is designed to directly tie investment professionals to the performance of client portfolios and thus to align our employees' interests with those of our clients. We believe our measures to be highly objective and significantly driven by the performance contribution attributable to each investment professional. Portfolio manager (PM) compensation begins with base salary and is typically augmented by both quarterly and annual bonuses. Quarterly investment performance bonuses are generally based upon the returns generated for client accounts relative to the Russell 2500® Index on a trailing one-year basis, and also relative to industry peers on a rolling three-year basis. Other forms of variable compensation, including annual bonuses, are typically based on the achievement of certain goals (such as assets under management and investment performance) as well as subjective scoring.

In line with the way PMs are compensated, assistant portfolio managers (APMs) at Kennedy Capital receive a combination of fixed and variable pay. APMs may continue to perform research on stocks in one or more economic sectors, and may therefore be compensated in part by tracking a "shadow" portfolio designed to emulate the performance of clients' accounts.

Potential Conflicts of Interests

Donald Cobin and Christian McDonald manage Kennedy Capital's SMID Cap Core and Small Cap Core strategies. Within the Small Cap Core strategy, Mr. Cobin and Mr. McDonald manage a number of separately managed accounts and also manage a commingled vehicle. Certain conflicts may arise as the result of an account's size, client-imposed restrictions or fee schedule. Investment opportunities are allocated fairly among clients within each strategy managed by Mr. Cobin and Mr. McDonald pursuant to Kennedy Capital's internal policies and procedures, which also extends to its brokerage practices.

The following table provides information relating to other accounts managed by Mr. Cobin as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	17
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 370	$ 25	$ 428
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Cobin was none.

The following table provides information relating to other accounts managed by Mr. McDonald as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	17
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 370	$ 25	$ 428
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. McDonald was none.

Portfolio Manager Compensation - MFS. Portfolio manager compensation is reviewed annually. As of December 31, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund's trade allocation policies may give rise to conflicts of interest if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund's investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Wetherald as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	0	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,100	$ 0	$ 377
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of July 31, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Wetherald was none.

Portfolio Manager Compensation - Neuberger Berman. Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We consider a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance. It is our foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a "bonus pool" made available to the portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, we believe that providing our employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to our success in retaining employees.

The terms of our long-term retention incentives are as follows:

  Employee-Owned Equity. An integral part of our management buyout was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees. Employee equity is generally subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).
  Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, CCP Participants who are also current equity holders may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts will vest after three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.
  Restrictive Covenants. Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

The following table provides information relating to the other accounts managed by Mr. Nahum as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	140
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 339	$ 2	$ 835
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($2 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Nahum was none.

Portfolio Manager Compensation - Pyramis. Young Chin is the Lead Portfolio Manager of the Pyramis Small/Mid Cap Core strategy to which a portion of the fund's assets are allocated and receives compensation for his services. As of February 28, 2013, portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The components of Mr. Chin's bonus are based on (i) the general management of Pyramis in his role as Chief Investment Officer, and (ii) the investment performance of Pyramis funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or peer group, if applicable. A subjective component of the Lead Portfolio Manager's bonus is based on the portfolio manager's overall contribution to management of Pyramis. The portion of the Lead Portfolio Manager's bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the fund measured against the Russell 2500 Index. The Lead Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Chandler Willett and Vince Rivers are Sector Portfolio Managers that assist the Lead Portfolio Manager in managing the strategy and receive compensation for their services. As of February 29, 2012, portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other Pyramis funds and accounts. A smaller, subjective component of the Sector Portfolio Manager's bonus is based on the portfolio manager's overall contribution to management of Pyramis. The portion of each Sector Portfolio Manager's bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the fund measured against the Russell 2500 Index. An additional portion of each Sector Portfolio Manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets each Sector Portfolio Manager manages measured against a customized sector benchmark. Each Sector Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although Pyramis monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chin as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	22	14
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$ 1,440	$ 4,585	$ 3,031
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 48	none

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Chin was none.

The following table provides information relating to other accounts managed by Mr. Colman as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	none	$ 328	$ 4
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 5	none

* Includes assets invested in the relevant sector(s) managed by Mr. Colman, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Colman was none.

The following table provides information relating to other accounts managed by Mr. Burzumato as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	none	$ 318	$ 5
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 7	none

* Includes assets invested in the relevant sector(s) managed by Mr. Burzumato, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Burzumato was none.

The following table provides information relating to other accounts managed by Mr. Becker as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	none	$ 493	$ 4,745
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 7,470	none

* Includes assets invested in the relevant sector(s) managed by Mr. Becker, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Becker was none.

The following table provides information relating to other accounts managed by Mr. Simes as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	none	$ 380	$ 12
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 7	none

* Includes assets invested in the relevant sector(s) managed by Mr. Simes, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Simes was none.

The following table provides information relating to other accounts managed by Mr. Daniel as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	none	$ 338	$ 5
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 5	none

* Includes assets invested in the relevant sector(s) managed by Mr. Daniel, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Daniel was none.

The following table provides information relating to other accounts managed by Mr. Willett as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	3
Assets Managed (in millions)	none	$ 403	$ 35
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 94	$ 30

* Includes assets invested in the relevant sector(s) managed by Mr. Willett, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Willett was none.

The following table provides information relating to other accounts managed by Mr. Rivers as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	none	$ 521	$ 11
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 10	none

* Includes assets invested in the relevant sector(s) managed by Mr. Rivers, Sector Portfolio Manager, which comprise a portion of the total assets of Strategic Advisers Small-Mid Cap Multi-Manager Fund managed by Pyramis.

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Rivers was none.

Portfolio Manager Compensation - RS Investments. RS Investments' investment professionals are organized in teams. In most cases, an individual is a member of one team, but in some cases an individual contributes to multiple teams. For the purposes of compensation, the firm has four operating investment teams: Hard Assets, Value, Growth and Emerging Markets.

Individual salary levels are set by the team leader(s) in consultation with the Chief Investment Officer, taking into account current industry norms and market data.

Bonuses are set taking into account both individual contribution and team contributions. Aggregated team-wide bonus totals are determined by the RS Investments Executive Committee. An individual investment professional's bonus is determined the team leader(s) and the CIO with approval by the Executive Committee based on number of factors, including:

  The individual's contribution to investment performance and consistency of performance over one-, three-, and five-year periods as described above
  Qualitative assessment of an individual's contributions (distinct from Fund and account performance)
  Experience in the industry and in the specific role in which the individual operates.

The factors set forth above may be weighted in different ways for different groups based on the nature of the investment strategies run by each team.

In addition, RS Investments' investment professionals typically benefit from the opportunity to hold ownership interests (or options to purchase ownership interests) in the firm. To the extent an individual holds an ownership interest, he or she participates in overall firm profits.

The following table provides information relating to other accounts managed by Mr. Bishop as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 1,812	none	$ 668
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 190

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of April 30, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Bishop was none.

The following table provides information relating to other accounts managed by Mrs. Chadwick-Dunn as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 1,652	none	$ 668
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 190

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of April 30, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mrs. Chadwick-Dunn was none.

The following table provides information relating to other accounts managed by Mr. Tracy as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 1,652	none	$ 668
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 190

* Does not include Strategic Advisers Small-Mid Cap Multi-Manager Fund.

As of April 30, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Tracy was none.

Portfolio Manager Compensation - Systematic. Certain Systematic employees share equity ownership with AMG as Partners, which may serve to incentivize Systematic's investment professionals to perform successfully. The compensation package for portfolio managers Ronald Mushock and D. Kevin McCreesh, both of whom are Managing Partners of Systematic, consists of a fixed base salary, and a share of the Firm's profits based on each Partner's respective individual ownership position in Systematic. Total compensation is influenced by Systematic's overall profitability, and therefore is based in part on the aggregate performance of all of Systematic's portfolios. Portfolio managers are not compensated based solely on the performance of, or the value of assets held in, any product managed by Systematic. Moreover, the Portfolio Managers are provided with a benefits package, including health insurance, and participation in a company 401(K) plan, comparable to that received by other Systematic employees.

Potential Conflicts of Interests

Portfolio managers of Systematic Financial Management, LP ("Systematic")  oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. The simultaneous management of these diverse accounts and specific client circumstances may create perceived conflicts of interest related to differences in the investment management fees charged and unequal time and attention devoted to certain accounts.  However, Systematic recognizes its affirmative duty to treat all accounts fairly and equitably over time and maintains a series of controls in furtherance of this goal.

Generally, portfolio managers apply investment decisions to all accounts utilizing a particular strategy on a pro rata basis, while also accounting for varying client circumstances, including client objectives and preferences, instructions, restrictions, account size, cash availability and current specific needs.  Nevertheless, during the normal course of managing assets for multiple clients of different types and asset levels, portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve, without limitation, investment security selection, employee personal securities trading, proxy voting and the allocation of investment opportunities.  To mitigate these potential conflicts and ensure its clients are not negatively impacted by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies and procedures that are overseen by compliance professionals and, in Systematic's view, reasonably designed to prevent and detect conflicts.

For example, Systematic's Code of Ethics restricts employees' personal securities trading, forbids employees from giving, soliciting or accepting inappropriate gifts and entertainment and requires employees to receive explicit approval prior to serving as a board member or officer of a public company or rendering outside investment advice.  Additionally, to effectively remove conflicts of interest related to voting proxies for accounts that have delegated such authority to Systematic, Systematic has a Proxy Voting Policy that provides for an independent third-party proxy voting agent, which agent's pre-determined voting policy guidelines Systematic has adopted.  Systematic's Allocation and Aggregation and Trade Error Correction policies similarly seek to reduce potential conflicts of interest by promoting the fair and equitable allocation of investment opportunities among client accounts over time and the consistent resolution of trading errors.

Notably, Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds a majority interest in Systematic through AMG's wholly-owned subsidiary, Titan NJ LP Holdings LLC. Systematic operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic. The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients.

The following table provides information relating to other accounts managed by Mr. Mushock as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	2	276
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 2,202	$ 180	$ 4,382
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 83

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Mushock was none.

The following table provides information relating to other accounts managed by Mr. McCreesh as of February 28, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	61
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 294	$ 54	$ 1,794
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 358

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($9 (in millions) assets managed).

As of February 28, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. McCreesh was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I. General Principles

A. The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B. Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - ARI.

ARI is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client's behalf. Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act ("ERISA") and 2) those non-ERISA clients over which ARI exercises such voting authority. To fulfill these duties, ARI must cast votes in a manner consistent with the best interests of its clients. In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, ARI has adopted policies and procedures to address its proxy voting responsibilities.

I. Summary of Proxy Voting Policies. ARI has engaged Institutional Shareholder Services ("ISS") to provide proxy voting services for clients over which ARI exercises proxy voting authority. ARI has adopted standard proxy voting guidelines, which are applied by ISS to all ARI proxy votes, absent instruction from ARI to the contrary. ARI generally votes in accordance with its proxy voting guidelines; however, in rare circumstances ARI may opt to override the guidelines if it is decided to be the best interest of its clients. It should be noted that the below Summary of Proxy Voting Guidelines is general in nature and provided for informational purposes. Complete proxy voting policies and procedures, including complete guidelines are available upon request.

II. Summary of Proxy Voting Guidelines.

Routine Issues. Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position; Poor accounting practices are identified that rise to a serious level of concern; or Fees for non-audit services are excessive.

Board of Directors. Voting on Director Nominees in Uncontested Elections should be determined CASE-BY-CASE based on the following four fundamental principles: Board Accountability, Board Responsiveness, Director Independence and Director Competence.

Proxy Access. Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors: Company-specific factors and Proposal-specific factors.

Proxy Contests-Voting for Director Nominees in Contested Elections. Vote CASE-BY-CASE on the election of directors in contested elections.

Shareholder Rights & Defenses. Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL. Vote CASE-BY-CASE on management proposals for poison pill ratification.

Shareholder Ability to Act by Written Consent. Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent. Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written Consent.

CAPITAL RESTRUCTURING

Common Stock Authorization. Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support. Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights. Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally. Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance.

Dual Class Structure. Generally vote AGAINST proposals to create a new class of common stock unless: The company discloses a compelling rationale for the dual-class capital structure; the new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and the new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization. Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support. Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights. Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance.

Mergers and Acquisitions. Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

COMPENSATION

Executive Pay Evaluation. Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay"). Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale. Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Equity-Based and Other Incentive Plans. Vote CASE-BY-CASE on equity-based compensation plans.

Social/Environmental Issues. Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value.

Political Spending & Lobbying Activities. Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace. Vote AGAINST proposals to publish in newspapers and other media the company's political contributions. Generally vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. Vote AGAINST proposals barring the company from making political contributions. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Vote CASE-BY-CASE on proposals requesting information on a company's lobbying activities, policies, or procedures.

III. Conflicts of Interest. ARI believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between ARI and its clients. In addition, any recommendations by its employees to vote against the guidelines should be brought to the attention of ARI's Chief Compliance Officer. Any resulting override shall be documented and then submitted to ISS by compliance personnel. Finally, the Advisor has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all of its business activities be conducted in the best interest of its clients.

Proxy Voting - Invesco.

A. Policy Statement

Introduction

Our Belief

Invesco's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco's typical investment horizon.

Proxy voting is an integral part of Invesco's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

B. Operating Procedures and Responsible Parties

Proxy administration

The Invesco Retail Proxy Committee (the "Proxy Committee") consists of members representing Invesco's Investments, Legal and Compliance departments. Invesco's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company's Board of Directors.

Important principles underlying the Invesco Proxy Voting Guidelines

I. Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

  Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.
  Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco's investment thesis on a company.
  Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.
  Auditors and Audit Committee members. Invesco believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.
  Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.
  Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.
  Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.
  Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.
  Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.
  Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II. Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

  Executive compensation. Invesco evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.
  Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.
  Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.
  Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. Capitalization

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, Invesco generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V. Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. Shareholder Proposals on Corporate Governance

Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are often difficult to assess. Analyzing the costs and economic benefits of these proposals is generally highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco's typical investment horizon. Therefore, Invesco generally abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature. However, there are instances when the costs and economic benefits of these proposals can be more readily assessed, in which case, Invesco votes such proposals on a case-by-case basis.

VIII. Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"Share-blocking"

Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco's products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

C. Recordkeeping

Records are maintained in accordance with Invesco's Recordkeeping Policy.

Proxy Voting - Kennedy Capital.

Introduction

Rule 206(4)-6 and rule amendments under the Investment Advisers Act of 1940, which became effective August 6, 2003, are designed to ensure that investment advisers fulfill their fiduciary obligation when voting client proxies. Disclosure requirements include:

(i) investment advisers that exercise proxy voting authority for clients must describe the firm's proxy policies and procedures, and upon request, provide clients with a copy of those policies and procedures; and,

(ii) advisers must describe how clients may obtain information on how their securities were voted.

Kennedy Capital Management, Inc. ("Kennedy Capital") has adopted the following policies with respect to voting proxies on behalf of its clients:

1. Kennedy Capital's written proxy voting policy, which may be updated and supplemented from time-to-time, will be provided to each client for which Kennedy Capital has been delegated the authority or responsibility to vote proxies;

2. Clients will be advised about how to obtain a copy of the proxy voting policy and information about how their securities were voted;

3. The proxy voting policy is consistently applied and records of votes maintained for each client;

4. Kennedy Capital documents the reasons for voting, including exceptions;

5. Kennedy Capital maintains records of such votes cast and client requests for proxy voting information for inspection by the client or governmental agencies;

6. Kennedy Capital monitors such voting for any potential conflicts with the interests of its clients; and

7. Kennedy Capital maintains systems to ensure that material conflicts will be resolved prior to voting, documenting in each case that its good faith determination was based on the clients' best interests and did not result from the conflict.

Conflicts of Interest

Kennedy Capital is an investment adviser to pension plans, public and private companies, mutual funds and individual investors, and is a sub-adviser to wrap programs as described in Kennedy Capital's Form ADV. The management fees collected from such clients are Kennedy Capital's principal source of revenue. With respect to the fees received for advisory services rendered, conflicts of interest may occur when Kennedy Capital must vote on ballot items of the public companies for which it manages the pension plan assets and, in certain cases, Kennedy Capital may have a relationship with the proponents of proxy proposals or participants in proxy contests.

To mitigate potential conflicts of interest or the appearance of conflicts, Kennedy Capital does not allow employees to sit on the board of directors of any public company without Senior Management approval. To the extent that such conflicts occur, Kennedy Capital will generally follow the recommendation of the proxy voting service to ensure that the best interests of its clients are not subordinated to Kennedy Capital's interests. Kennedy Capital may, in selected matters, consult the Proxy Committee to obtain guidance to vote proxies. Routine matters shall not constitute a material conflict with respect to this procedure.

The Proxy Committee has a duty to make reasonable investigation of information relating to conflicts of interest. The Proxy Committee is chaired by the Chief Executive Officer and is comprised of the Chief Operating Officer, the Director of Research, the Chief Compliance Officer, the Senior Client Service Associate and such other members as may be amended from time-to-time as required by a majority vote of its current members, with three members serving as a quorum. The Proxy Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict - in which case the committee member will abstain from voting.

Engagement of Service Provider

In order to facilitate the proxy voting process, Broadridge Investor Communication Solutions, Inc. ("Broadridge") has been retained to provide access to a selection of third-party providers that are available to provide proxy vote recommendations and research. Votes are cast through the Broadridge ProxyEdge® platform ("ProxyEdge®"). With the assistance of Broadridge, Egan-Jones Proxy Services ("Egan-Jones") has been selected to provide vote recommendations based on its own internal guidelines. The services provided to Kennedy Capital through ProxyEdge® include receipt of proxy ballots, vote execution based upon the recommendations of Egan-Jones, access to in-depth proxy research provided by Egan-Jones, and access to the analysis and voting recommendations of Egan-Jones, as well as reporting, auditing, working with custodian banks, and consulting assistance for the handling of proxy voting responsibilities. ProxyEdge® also maintains proxy voting records and provides Kennedy Capital with reports that reflect the proxy voting activities of client portfolios. Kennedy Capital uses this information for appropriate monitoring of such delegated responsibilities.

Kennedy Capital may, under soft dollar arrangements, pay for no more than the cost allocated to research services for such uses ("mixed-use" services). The cost of that portion of the services that does not constitute "research" for the purposes of Section 28(e) will be reimbursed to the broker-dealer provider. Presently, Broadridge's services are not provided to Kennedy Capital by a broker-dealer under a soft dollar arrangement.

Proxies are voted through the ProxyEdge® application in accordance with one of two proxy voting platforms offered by Kennedy Capital. It is the client's decision as to which set of guidelines will be used to vote its proxies. Not all clients delegate proxy voting authority to Kennedy Capital; however, Kennedy Capital is deemed to have voting authority in the absence of a specific delegation of authority and will vote in accordance with the General Guidelines.

Platforms Available

• General Policy which is generally voted in conformity with the Egan-Jones Proxy Voting Principles and Guidelines.

• Socially Responsible Investment Policy which is generally voted in conformity with the Egan-Jones Socially Responsible Investing Proxy Voting Principles and Guidelines.

The General Policy is the standard policy to be used for voting proxies for all clients' accounts (both ERISA and non-ERISA related) unless the client specifically selects the SRI Policy. As of January 1, 2011, Kennedy Capital was unable to offer a Catholic Voting platform. Generally, Kennedy Capital declines clients' requests to implement customized proxy voting policies, as they tend to be expensive to implement and difficult to manage on an ongoing basis. Kennedy Capital generally votes proxy ballots for its clients using a proxy voting service to help fulfill voting obligations, although some clients may choose to retain voting responsibility. Unless otherwise instructed, Kennedy Capital will undertake to vote proxies. Kennedy Capital must make proxy voting decisions solely in the best interests of its clients and will place clients' interests above its own interests.

Generally, Kennedy Capital follows the recommendation of Egan-Jones, which then forwards the voting recommendation to Broadridge to process. For proxies relating to issues not addressed in the guidelines, the vote will be referred back to Kennedy Capital. A client is encouraged to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with one of the two policies offered by Kennedy Capital. Kennedy Capital does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself. Kennedy Capital may direct that proxies be voted in a manner different from that recommended by Egan-Jones. However, when Kennedy Capital's interests conflict with the interests of its clients, the recommendation of the proxy voting service will be followed. Additionally, Kennedy Capital may seek guidance from our Proxy Voting Committee to resolve material conflicts of interest.

Securities Lending Arrangements

Kennedy Capital's clients may elect to participate in a securities lending program through the client's selected custodian. Under typical securities lending arrangements, securities on loan to a borrower on a proxy record date may not be voted by the lender. Therefore, Kennedy Capital will not vote securities that are on loan as the responsibility to vote proxies will typically reside with the borrower of the shares.

International Constraints

Although it is Kennedy Capital's policy to seek to vote all proxies for the securities held in a client's account(s) for which it has proxy voting authority, in the case of non-U.S. issuers proxies are voted on a best efforts basis. Generally, research coverage of non-U.S. issuers is issued through Egan-Jones. Voting recommendations are not always provided with research; therefore, ballots for non-U.S. issuers are generally voted according to the chosen policy.

Custodian Considerations

A custodian may, in its sole discretion, determine that it will provide proxies to Broadridge for U.S. domestic companies, but not for non-U.S. issuers. Or, custodians may determine to provide proxies for non-U.S. issuers only to its selected proxy voting provider. In these instances, Broadridge generally is not able to vote proxies for non-U.S. issuers held in a client's account.

It is important to understand that from time-to-time custodian issues may arise which are beyond Kennedy Capital's control. Upon account inception, it is Kennedy Capital's responsibility to notify the client's custodian so that the custodian may begin to forward proxy materials directly to Broadridge. In the event a client delegates proxy voting authority to Kennedy Capital, it remains the client's obligation to instruct their custodian to forward applicable proxy materials directly to Broadridge so that their shares can be voted. Although Kennedy Capital makes its best efforts to make sure that the client's custodian has received Kennedy Capital's instructions, it is the responsibility of the client's custodian to acknowledge receipt of the instructions and to establish the account correctly in order for proxy materials to be submitted to Broadridge in a timely manner. Kennedy Capital is not able to vote shares if Broadridge does not receive proxy materials on a timely basis from the custodian.

It is within each custodian's discretion as to whether it will provide ballots to Broadridge for issuers whose stocks are held in each client's account. Instead, a custodian may select its own proxy voting provider and choose not to provide proxy ballots to Broadridge. In these instances, Broadridge is generally not able to vote proxies for the client's account and Kennedy Capital generally will not be able to accept voting authority for the client's account.

When voting ballots, it is within each custodian's discretion as to whether it will aggregate shares, held on behalf of various clients, in an omnibus account instead of submitting individual ballots for segregated accounts. In these cases, custodians must rely on internal records to differentiate the various underlying holdings. In these instances, Broadridge will generally not be able to provide Kennedy Capital with a detailed history of voting records at the individual client account level.

Kennedy Capital maintains written proxy voting policies and procedures as required by Rule 206(4)-6 under the Investment Advisers Act. A copy of Kennedy Capital's complete proxy voting policy and procedures may be obtained by writing Kennedy Capital Management, Inc., 10829 Olive Boulevard, St. Louis, MO, 63141.

Proxy Voting - MFS.

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited and MFS' other subsidiaries that perform discretionary investment management activities (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Records Retention; and

D. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS' fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold "short" positions in the same issuer.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); or (v) MFS evaluates a director nominee who also serves as a director of the MFS Funds (collectively, "Non-Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the "MFS Significant Client List");

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the "top tier fund") may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund's best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. ("Broadridge"). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS' clients, usually to the client's proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer's explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. ("Glass Lewis"; Glass Lewis and ISS are each hereinafter referred to as the "Proxy Administrator").

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator's on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company's stock and the number of shares held on the record date by these accounts with the Proxy Administrator's list of any upcoming shareholder's meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.2 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

2 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting's record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS' clients and the companies in which MFS' clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company's proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company's formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

D. REPORTS

All MFS Advisory Clients

MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

Proxy Voting - Neuberger Berman.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman's voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of Glass Lewis. Notwithstanding recommendations made by Glass Lewis with respect to cumulative voting, the Proxy Committee has determined that it will not vote proxies in favor of resolutions or proposals calling for the institution of cumulative voting for director nominees or for resolutions or proposals allowing shareholders to call a special meeting with less than 25% of the outstanding shares. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Proxy Voting - Pyramis.

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies on behalf of Pyramis' clients. Like other Pyramis employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Pyramis's clients and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Pyramis employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C. Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis' Senior Compliance Officer or his designee.

F. Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G. Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2. The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain Pyramis' support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. Pyramis will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

Pyramis will generally support annual advisory votes on executive compensation.

B. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of shareholder proposals regarding shareholders' right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, Pyramis will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Pyramis will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). Pyramis may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no client or group of clients has acquired control of such organization.

Proxy Voting - RS Investments.

Purpose and General Statement

The purpose of these proxy voting policies and procedures is to set forth the principles, guidelines and procedures by which RS Investment Management Co. LLC ("RS") votes the securities owned by its advisory clients for which RS exercises voting authority and discretion (the "Proxies"). The advisory clients for which RS votes Proxies are registered investment companies and certain other institutional accounts. These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). These policies and procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; RS takes no responsibility for the voting of any proxies on behalf of any such client. For those clients that have delegated such authority and discretion to RS, these policies and procedures apply equally to registered investment companies and other institutional accounts.

Policies Relating to Proxy Voting

The guiding principle by which RS votes on all matters submitted to security holders is to act in a manner consistent with the best interest of its clients, without subrogating the clients' interests to those of RS. RS does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. The policies and procedures set forth herein are designed to ensure that material conflicts of interest on the part of RS or its affiliates do not affect our voting decisions on behalf of our clients. All RS personnel who are involved in the voting of Proxies will be required to adhere to these policies and procedures.

It is the general policy of RS to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, RS reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of RS, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our clients.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of RS to maintain the confidentiality of the particular votes that it casts on behalf of its clients. Registered investment company clients disclose the votes cast on their behalf by RS in accordance with their legal and regulatory requirements. Any other institutional client of RS can obtain details of how RS has voted the securities in its account by contacting the client's designated service representative.

Proxy Policy Committee

Certain aspects of the administration of these proxy voting policies and procedures are governed by a Proxy Policy Committee (the "Committee") currently comprising four members. The members of this Committee are the Chief Executive Officer, the General Counsel, the Chief Compliance Officer, and a Legal Counsel. The Chief Executive Officer serves as Chair of the Committee. The Committee may change its structure or composition from time to time.

A portfolio manager's recommendation of an override of the Guidelines (as defined below) will be accepted with the approval of any two members of the Committee. The Committee meets to consider Special Votes (as defined below), where a material conflict of interest has been identified, and at such other times as the Chief Executive Officer shall determine. In addition, the Committee generally holds a regular meeting during each calendar quarter, at which the Committee reviews data with respect to votes taken in accordance with these policies and procedures since the previous meeting. The Committee reviews the existing Guidelines at least once each calendar year and in connection with such review may recommend any changes to the Guidelines.

On all matters, the Committee makes its decisions by a vote of a majority of the members of the Committee present at the meeting. At any meeting of the Committee, a majority of the members of the Committee then in office shall constitute a quorum.

Proxy Voting Procedures

RS has retained a proxy service voting provider (the "Proxy Voting Service Provider") to vote Proxies for the accounts of its advisory clients. The Proxy Voting Service Provider prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as RS. The Proxy Voting Service Provider receives a daily electronic feed of all holdings in RS' voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to the Proxy Voting Service Provider. The Proxy Voting Service Provider monitors the accounts and their holdings to be sure that all Proxies are received and voted. As a result of the firm's decision to use the Proxy Voting Service Provider, there is generally no physical handling of Proxies by RS personnel.

RS has adopted proxy voting guidelines (the "Guidelines") that set forth how RS plans to vote on specific matters presented for shareholder vote. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from RS, the Proxy Voting Service Provider will automatically vote in accordance with the Guidelines.

RS reserves the right to override the Guidelines when it considers that such an override would be in the best interest of its clients, taking into consideration all relevant facts and circumstances at the time of the vote. See "Procedures for Overriding the Guidelines" below.

In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a "Special Vote"). Special Votes will be addressed according to the procedures discussed below at "Procedures Regarding Special Votes".

In advance of the deadline for any particular vote, the Proxy Voting Service Provider posts information regarding that vote on its secure website. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, and any analysis or other information that the Proxy Voting Service Provider has prepared with respect to the vote. The Compliance Department accesses the website on a regular basis to monitor the matters presented for shareholder votes and to track the voting of the Proxies.

Procedures for Overriding the Guidelines

If any portfolio manager or analyst, in the course of his or her regular monitoring of companies whose securities are held in client accounts, is interested in a particular shareholder matter, and desires RS to vote in a manner inconsistent with the Guidelines, he or she shall take action in accordance with the procedures set forth below.

In the case of a portfolio manager or analyst who believes RS should vote in a manner inconsistent with the Guidelines, he or she must first submit such proposal to the Compliance Department. The Compliance Department is responsible for making a determination as to whether there is a material conflict of interest between RS, on the one hand, and the relevant advisory client, on the other hand, arising out of the provision of certain services or products by RS to the company on whose behalf Proxies are being solicited, personal shareholdings of any RS personnel in the company, or any other relevant material conflict of interest.

If the Compliance Department determines that there is no material conflict of interest, the Compliance Department will present this finding to the Committee for ratification. If the Committee agrees that there is no material conflict of interest, then the Committee will inform the Compliance Department of the decision to override. The Compliance Department will instruct the Proxy Voting Service Provider accordingly prior to the voting deadline. The Compliance Department will retain records of documents material to any such determination, and such records will be made available to the Committee for review during one of its regular meetings.

If, however, the Compliance Department or the Committee determines that there is a material conflict of interest with respect to the relevant shareholder vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable, the following:

  a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;
  data regarding client holdings in the relevant issuer;
  information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;
  the vote indicated by the Guidelines, together with any relevant information provided by the Proxy Voting Service Provider; and
  the rationale for the request for an override of the Guidelines, together with all relevant information, as provided by the Compliance Department, portfolio manager or analyst, as the case may be.

After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Committee may vote to authorize an override of the Guidelines with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Committee determines that such an override would be in the best interests of the clients in question. Whether or not the Committee authorizes an override, the Committee's deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

Procedures Regarding Special Votes

If the Chief Compliance Officer is informed by the Proxy Voting Service Provider or otherwise becomes aware of a Special Vote, he will submit the Special Vote to the Committee. The Committee will review any information provided by the Proxy Voting Service Provider or the Compliance Department regarding the Special Vote, and, in its discretion, may also consult with the relevant portfolio manager or analyst. If, after this review, the Committee agrees with the Proxy Voting Service Provider that the vote is not covered by the Guidelines, the Committee will consult the Compliance Department as to whether or not the Special Vote involves a material conflict of interest on the part of RS. As with cases of recommended overrides of the Guidelines, the determination made by the Compliance Department as to the absence of a material conflict of interest will be presented to the Committee for ratification. If the Committee determines that there is no material conflict of interest involved, the Committee will inform the Compliance Department of its decision and the Compliance Department will then instruct the Proxy Voting Service Provider to vote based on the decision of the portfolio manager. The Compliance Department will retain records of documents material to any such determination, which records will be made available to the Committee for review during one of its regular meetings.

If, however, the Compliance Department, or the Committee, upon review of its decision, determines that there is a material conflict of interest with respect to the relevant Special Vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable the following:

  a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;
  data regarding client holdings in the relevant issuer;
  information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;
  analysis prepared by the Proxy Voting Service Provider with respect to the Special Vote; and
  other relevant information.

After reviewing the relevant information, the Committee will render a decision as to how the Special Vote is to be voted based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Compliance Department will then inform the Proxy Voting Service Provider of this decision and instruct the Proxy Voting Service Provider to vote the Special Vote accordingly. The Committee's deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

Undue Influence

If at any time any person is pressured or lobbied either by RS personnel or affiliates or third parties with respect to a particular shareholder vote, he or she should provide information regarding such activity to the Chief Compliance Officer, who will keep a record of this information and forward the information to the Committee. The Committee will consider this information when making its decision to recommend an override of the Guidelines (or, in the case of a Special Vote, in its decision regarding the voting of the relevant Proxy).

Record Keeping

RS, or the Proxy Voting Service Provider, as RS' agent, maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

  a copy of these policies and procedures;
  proxy statements received regarding client securities are maintained by the Proxy Voting Service Provider;
  a record of each vote cast is maintained by the Proxy Voting Service Provider, and such records are accessible to designated RS personnel at any time;
  a copy of any document created by RS that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
  each written client request for proxy voting records and RS' written response to any (written or oral) client request for such records.

Proxy Voting - Systematic.

Clients may delegate proxy voting authority over their account to Systematic in their investment management agreement or investment guidelines, or by other written direction to Systematic. Upon such delegation of proxy voting authority, Systematic will notify both its independent proxy-voting agent ("agent") and the client's custodian that Systematic's agent will vote on behalf of Systematic for that client's account. Systematic will also provide the client's custodian with the appropriate instructions for delivery of proxy ballots for the client's account. Systematic clients may revoke Systematic's voting authority by providing written notice to Systematic.

As stated above, Systematic has retained an independent proxy-voting agent ("agent"), and Systematic generally follows the agent's proxy voting guidelines when voting proxies. The adoption of the agent's proxy voting guidelines provides independent guidelines for voting proxies and is designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Systematic may have to interpret how to vote proxies in cases where Systematic has a conflict of interest or the appearance of a conflict of interest.

Although under normal circumstances Systematic is not expected to exercise its voting discretion or to override the agent's recommendation, Systematic's Proxy Voting Committee will monitor any situation where Systematic believes it has a material conflict of interest, or where Systematic wishes to exercise its discretion or more closely review a particular matter. In these situations, the Proxy Voting Committee will provide the actual voting recommendation after a review of the vote(s) involved with such determination being based in the Committee's determination of what is in the best interests of Systematic's clients. Systematic uses consensus decisions when voting an issue and does not allow Portfolio Managers to vote proxies independently. Systematic's Chief Compliance Officer (CCO) must approve any decision made on such vote prior to the vote being cast. In approving any such decision, the CCO will use his or her best judgment to ensure that the spirit of Systematic's proxy voting guidelines is being followed. Systematic will maintain documentation of any such voting decision.

The agent has policies and procedures in place to mitigate potential conflicts of interest. The agent is obligated to notify Systematic, in advance of voting any proxies, in specific situations where it may have a material conflict of interest with a company whose proxy it is responsible for voting on behalf of a Systematic client. If this situation occurs, the agent will follow its procedures regarding conflicts of interest and Systematic will follow the same procedures it does for situations where it has a material conflict of interest, as described above.

Voting Guidelines

Systematic maintains five sets of proxy voting guidelines, one based on AFL-CIO polices for Taft-Hartley Plan Sponsors, another for clients with Socially Responsible Investing guidelines, another for Public Plans, another for Catholic or other faith-based entities and the fifth being a General Policy for all other clients, covering U.S. and global proxies. Institutional clients may select which set of proxy guidelines they wish to be used to vote their account's proxies. In instances where the client does not select a voting policy, Systematic would typically apply the General Policy when voting on behalf of the client. Systematic may process certain proxies, or certain proposals within such proxies, without voting, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that the Firm has decided to sell, proxies issued for securities that the Firm did not select for a client portfolio (such as securities selected by the client or a previous adviser, unsupervised securities held in a client's account, money market securities or other securities selected by clients or their representatives other than Systematic), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney or holding requirements such as with share blocking as further noted below.

Systematic also seeks to ensure that, to the extent reasonably feasible, proxies for which it receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action). Systematic may be unable to vote or otherwise process proxy ballots that are not received in a timely manner due to limitations of the proxy voting system, custodial limitations or other factors beyond the firm's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots that were not received by the agent on a timely basis.

Share Blocking

In general, unless otherwise directed by the client, Systematic will make reasonable efforts to vote client proxies in accordance with the proxy voting recommendations of the Firm's proxy voting service provider. Systematic will generally decline to vote proxies if to do so would cause a restriction to be placed on Systematic's ability to trade securities held in client accounts in "share blocking" countries. Accordingly, Systematic may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time. Systematic's maintains written Proxy Voting Policies and Procedures as required by Rule 206(4)-6 under the Investment Advisers Act.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan on behalf of Class F of the fund (the Class F Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Class F Plan, as approved by the Trustees, allows Class F and Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

Under the Class F Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Class F Plan. The Class F Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class F shares and/or shareholder support services. In addition, the Class F Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Class F shares.

Prior to approving the Class F Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Class F Plan, and determined that there is a reasonable likelihood that the Class F Plan will benefit Class F of the fund and its shareholders. In particular, the Trustees noted that the Class F Plan does not authorize payments by Class F of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Class F Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Class F Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services for Class F of the fund.

FIIOC receives no fees for providing transfer agency services to Class F.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

The fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for Class F of the fund and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the past two fiscal years are shown in the following table.

Fund	2013	2012
Strategic Advisers Small-Mid Cap Multi-Manager Fund	$ 15,518	$ 2,913*

* From December 20, 2011.

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers Small-Mid Cap Multi-Manager Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 20 funds offered in the trust: Strategic Advisers Core Fund, Strategic Advisers Core Income Fund, Strategic Advisers Core Income Multi-Manager Fund, Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Emerging Markets Fund of Funds, Strategic Advisers Growth Fund, Strategic Advisers Growth Multi-Manager Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers Income Opportunities Fund of Funds, Strategic Advisers International Fund, Strategic Advisers International Multi-Manager Fund, Strategic Advisers International II Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers Small-Mid Cap Multi-Manager Fund, Strategic Advisers U.S. Opportunity Fund, Strategic Advisers U.S. Opportunity II Fund, Strategic Advisers Value Fund, and Strategic Advisers Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic Advisers, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and DocuLynx Inc. (full or partial holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic Advisers desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended February 28, 2013, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.